N-2 - USD ($)		Aug. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Cover [Abstract]
Entity Central Index Key		0001500234
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-267164
Investment Company Act File Number		811-22464
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		1
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		31
Entity Registrant Name		Ironwood Multi-Strategy Fund LLC
Entity Address, Address Line One		One Market Plaza
Entity Address, Address Line Two		Steuart Tower
Entity Address, Address Line Three		Suite 2500
Entity Address, City or Town		San Francisco
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94105
City Area Code		415
Local Phone Number		777-2400
Approximate Date of Commencement of Proposed Sale to Public		Aug. 31, 2023
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		Aug. 31, 2023
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Member Transaction Expenses
Maximum Sales Charge (Load) (as a percentage of the offering price)(1)	None
Maximum Sales Charge on Reinvested Distributions	None
Early Repurchase Fee	5.00%(8)

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	5.00%
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to Units)
Advisory Fee(2)	1.20%
Account Servicing Fee(3)	0.75%
Other Expenses(4)	0.04%
Acquired Fund Fees and Expenses(5)	10.98%
Gross Annual Expenses	12.97%
Fees Waived and/or Expenses Reimbursed/Recouped(6)	0.00%
Net Annual Expenses(7)	12.97%

Management Fees [Percent]	[3]	1.20%
Distribution/Servicing Fees [Percent]	[4]	0.75%
Other Master Fund Expenses [Percent]	[5]	0.04%
Acquired Fund Fees and Expenses [Percent]	[6]	10.98%
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]		12.97%
Waivers and Reimbursements of Fees [Percent]	[7]	0.00%
Net Expense over Assets [Percent]	[8]	12.97%
Expense Example [Table Text Block]

Example

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
You would pay the following net annual expenses based on a $1,000 investment, assuming a 5% annual return(1)	$125	$347	$536	$896

If your Units are repurchased by the Feeder Fund in the first year that you hold them, they will be subject to the 5% early repurchase fee. The 1-year expense figure for such Units under the assumptions of this example would be $171.

(1)	This Example assumes the application of the 12.97% expense ratio, with all fees and expenses (including the Acquired Fund Fees and Expenses) assumed to have been accrued on a monthly basis as of the last calendar day of each month, reducing the net asset value per Unit.

Expense Example, Year 01	[9]	$ 125
Expense Example, Years 1 to 3	[9]	347
Expense Example, Years 1 to 5	[9]	536
Expense Example, Years 1 to 10	[9]	$ 896
Purpose of Fee Table , Note [Text Block]		The following table summarizes the expenses of the Feeder Fund and is intended to assist Members and potential investors in understanding the various costs and expenses that they will bear, directly or indirectly, by investing in the Feeder Fund. The Fund is a “fund of hedge funds.” As such, like all hedge fund investors, the Fund bears a pro-rata share of the fees and expenses, including performance-based compensation, charged at the Underlying Fund level. Such expenses are included in the caption “Acquired Fund Fees and Expenses” in the table below. The Acquired Fund Fees and Expenses are not collected by or paid to Ironwood or the Fund, but are paid to, assessed and collected by the Underlying Advisers to those Underlying Funds in which the Fund invests. The Acquired Fund Fees and Expenses are common to all hedge fund investors.
Basis of Transaction Fees, Note [Text Block]		as a percentage of the offering price
Other Expenses, Note [Text Block]		Reflects the gross amount (prior to application of the provisions of the Expense Limitation Agreement) of all expected ordinary operating expenses of the Fund other than taxes, any extraordinary expenses of the Fund, any Acquired Fund Fees and Expenses, the Advisory Fee and the Account Servicing Fee.
Management Fee not based on Net Assets, Note [Text Block]		The Master Fund pays to Ironwood an Advisory Fee at each Fiscal Quarter Closing at a 1.20% annual rate. The Advisory Fee accrues monthly before giving effect to (i) any repurchase payments to be paid in respect of a Repurchase Date that is as of such date, (ii) any distributions to be paid as of such date (including any distributions paid in respect of dividends declared by the Master Fund in the preceding Fiscal Period), or (iii) Advisory Fees, if any, assessed as of such date, and is payable at each Fiscal Quarter Closing.
Acquired Fund Fees and Expenses, Note [Text Block]		The Feeder Fund bears a share of the Master Fund’s expenses, which includes the Master Fund’s pro rata share of the expenses of the Underlying Funds. “Acquired Fund Fees and Expenses” refers to the fees and expenses of the Underlying Funds borne by the Master Fund. The Master Fund specifically bears: (i) management fees charged by each Underlying Fund and payable to the associated Underlying Adviser calculated as a percentage of between 0% to 3.5% of the average net asset value of the Master Fund’s investment, (ii) performance-based fees or allocations paid or allocated by each Underlying Fund to the associated Underlying Adviser (or its affiliates) in an amount equal to between 0% to 40% of the net capital appreciation in the Master Fund’s investment in such Underlying Fund during a particular calendar year or other measurement period, and (iii) various additional expenses of each Underlying Fund (including, without limitation, administration fees, custody and prime brokerage fees, brokerage commissions related to transactions, directors’ fees and costs of making investment). The amounts described above are calculated based on the Feeder Fund’s pro rata share of the Master Fund’s interest and other expenses and fees and expenses of the Underlying Funds in which the Master Fund invested during the Fiscal Year ended April 30, 2023. This figure is based on the level of assets that were invested in each of the Underlying Funds as well as on the fees and expenses, including incentive fees or allocations (“Performance Compensation”) paid to each Underlying Fund during its most recent Fiscal Year. It should be noted that such historic fees (including Performance Compensation) may fluctuate over time and may be substantially higher or lower with respect to future periods. The Acquired Fund Fees and Expenses are not collected by or paid to Ironwood or the Fund. The Acquired Fund Fees and Expenses are paid to, assessed and collected by the Underlying Advisers of those Underlying Funds in which the Fund invests and are common to hedge fund investors generally. The Acquired Fund Fees and Expenses include interest expense, dividend expense, and other expenses associated with the trading strategies of the Underlying Funds. Acquired Fund Fees and Expenses are reflected in the net performance reported by Underlying Funds.
Acquired Fund Incentive Allocation, Note [Text Block]		performance-based fees or allocations paid or allocated by each Underlying Fund to the associated Underlying Adviser (or its affiliates) in an amount equal to between 0% to 40% of the net capital appreciation in the Master Fund’s investment in such Underlying Fund during a particular calendar year or other measurement period
Incentive Allocation Minimum [Percent]		0.00%
Incentive Allocation Maximum [Percent]		40.00%
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Fiscal Year Ended April 30,	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage Per $1,000 of Borrowings[1]	Involuntary Liquidating Preference Per Unit	Average Market Value Per Unit (Exclude Bank Loans)
2023	$70,038	$66,721,078	N/A	N/A
2022	$—	N/A	N/A	N/A
2021	$—	N/A	N/A	N/A
2020	$—	N/A	N/A	N/A
2019	$—	N/A	N/A	N/A
2018	$119,973	$17,847,823	N/A	N/A
2017	$50,119,316	$40,704	N/A	N/A
2016	$60,130,899	$33,903	N/A	N/A
2015	$124,638,857	$14,174	N/A	N/A
2014	$74,949,623	$14,282	N/A	N/A

[1] Calculated by subtracting the Master Fund’s liabilities and indebtedness not represented by senior securities from the Master Fund’s total assets, dividing the result by the aggregate amount of the Master Fund’s senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.

Senior Securities, Note [Text Block]		The following table sets forth information about the Master Fund’s outstanding senior securities (as defined in Section 18 of the 1940 Act) (including bank loans) as of the end of the last ten fiscal years. The Master Fund’s senior securities during this time period were comprised only of borrowings made pursuant to the Master Fund’s credit agreements or note purchase agreements. The information in this table has been audited by Ernst & Young LLP.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVES, METHODOLOGY AND POLICIES

Investment Objectives

The Fund’s investment objective is to achieve capital appreciation while limiting the variability of returns. The Master Fund emphasizes investments in Underlying Funds that utilize relative value strategies (i.e., they attempt to take long and short positions or other combinations of positions that tend to substantially reduce exposure to market risk) and other related strategies, such as non-directional or arbitrage-oriented investment strategies. In these strategies, long positions will generally be balanced in whole or in part by offsetting short positions. In addition, the Master Fund invests with certain Underlying Funds that utilize other investment strategies that may not be considered relative value or arbitrage-oriented strategies, but demonstrate limited dependence on movements within broader financial markets. Underlying Funds utilizing these strategies may not balance their positions but are nonetheless potentially able to produce returns that are independent of equity and bond markets as a whole.

Ironwood believes that market neutral and uncorrelated investment strategies offer potential for long-term investment success. Market neutral strategies are designed to exploit pricing differentials between related securities and to minimize market risk. These strategies take long positions in undervalued securities and take short positions in overvalued securities. Market neutral strategies take focused bets on pricing relationships between similar securities and generally do not seek to take directional bets on overall market direction. Market neutral strategies focus on security selection and can generate profits whether the broader market is rising or falling, although losses may occur as well.

Uncorrelated strategies attempt to capture mispricing associated with capital market transactions, such as mergers and acquisitions, spin-offs, reorganizations, bankruptcies, share buy-backs and other significant events. Many of these events are subject to certain conditions such as shareholder or regulatory approval. These events are company-specific and are not market-driven events; therefore, the profitability of these strategies is dependent on the successful completion of a specific transaction within an expected time frame rather than overall market movements.

Since Ironwood’s inception in 1996, Ironwood has been exclusively focused on building and maintaining low volatility, multi-manager portfolios that seek to have low correlation to the broader debt and equity indices. While the Master Fund may invest in any type of Underlying Fund, Ironwood expects to have the Master Fund invested in Underlying Funds that generally fall into the following four hedge fund sectors: (1) relative value, (2) market neutral & hedged equity, (3) event driven and (4) distressed & credit securities. The Underlying Advisers in these general hedge fund sectors utilize a variety of investment strategies, including, but not limited to, fundamental equity market neutral, risk and event arbitrage, distressed and stressed securities, convertible bond arbitrage, capital structure arbitrage, systematic trading, fixed income arbitrage and private investments.

Investments may also be made with Underlying Funds employing other investment strategies involving stocks, bonds, futures, stock futures, forwards, swaps, options and other financial instruments. There are no substantive restrictions on the types of markets or instruments that may be used by the Underlying Funds; the Underlying Funds may invest and trade in virtually any security, commodity, currency or derivative market worldwide.

(1)       Relative Value. Relative value strategies attempt to capture pricing anomalies between assets that for all economic purposes are identical. Relative value strategies capture these inefficiencies by utilizing a combination of assets, including bonds, stocks, swaps, options, exchange traded funds, currencies, futures, etc. One such strategy is capital structure arbitrage which involves the purchase and short sale of different classes of securities of the same issuer where there is a relative mispricing between two classes of securities. An example of this strategy is the purchase of undervalued senior secured debt and the short sale of overvalued subordinated unsecured debt or common equity. Other examples of relative value strategies include fixed income arbitrage, relative value interest rates, convertible bond arbitrage, relative value energy and quantitative strategies.

(3)       Market Neutral & Hedged Equity. Market neutral & hedged equity strategies involve the purchase of a stock or basket of stocks that is relatively underpriced as well as selling short a stock or basket of stocks that is relatively overpriced. Depending on the manager’s investment strategy, the determination of whether a stock is overpriced or underpriced can be made through fundamental analysis (a fundamental strategy) or by complex statistical models that examine numerous factors that affect the price of a stock (a quantitative strategy). Ironwood will utilize equity managers that target well-hedged and low net exposures and/or use a balanced approach to investing, i.e., they are short approximately the same dollar value of stocks they are long.

(3)       Event Driven. Event driven strategies involve the assessment of how, when, and if specific transactions will be completed and the effect on corporations and financial assets. A common event driven strategy is merger arbitrage (also called risk arbitrage). This involves the purchase of the stock of a target company involved in a potential merger and, in the case of a stock-for-stock offer, the short sale of the stock of the acquiring company. The target company’s stock would typically trade at a discount to the offer price due to the uncertainty of the completion of the transaction. The positions may be reversed if the manager feels the acquisition may not close. This strategy aims to capture the spread between the value of the security at the close of the transaction and its discounted value at the time of purchase. Other examples of event driven strategies and opportunities include corporate restructurings, spin-offs, operational turnarounds, activism, asset sales, and liquidations.

(4)       Distressed & Credit Securities. Distressed strategies involve the purchase or short sale of debt or equity securities of issuers experiencing financial distress. These securities may be attractive because of the market’s inaccurate assessment of the issuer’s future potential or the values and timing of recoveries. Managers may obtain voting rights or control blocks and actively participate in the bankruptcy or reorganization process while other investors may remain passive investors. Examples of distressed securities trades include bankruptcies, liquidations, post-restructured equities, structured credit and balance sheet restructurings. Credit strategies involve a variety of strategies intended to exploit inefficiencies in the high-yield and related credit markets.

Ironwood seeks to diversify its investments in Underlying Funds within sectors and across strategies in an attempt to offset the risks of other investments in sectors, strategies or the financial markets as a whole. However, in allocating the Master Fund’s assets to the Underlying Funds, Ironwood is not subject to any formal diversification requirements, and the Master Fund may from time to time be concentrated in a limited number of Underlying Funds, which themselves may from time to time be concentrated in a limited number of positions or strategies. By investing with a diverse group of Underlying Funds that in turn utilize a diverse group of strategies, Ironwood anticipates that the capital deployed within strategies by certain Underlying Funds is not expected to significantly correlate with investments undertaken by other Underlying Funds, although there can be no assurance that this will be the case.

Hedging and arbitrage strategies are not intended to profit by taking directional market risk, although they sometimes contain a limited directional component. Hedging and arbitrage strategies are designed to profit from price movements among related financial instruments. While these strategies are by no means risk-free, they are intended to be generally indifferent to overall market price movements as the differentials they seek to exploit can occur as readily in declining as in rising financial markets.

Because certain Underlying Funds may invest in various derivatives regulated by the CFTC, usually (but not exclusively) for the purpose of hedging other positions, Ironwood is subject to potential regulation as a commodity pool operator of the Fund under CFTC regulations. However, Ironwood operates the Fund pursuant to relief provided by CFTC Staff Letter No. 12-38 and an exclusion from the definition of “commodity pool operator” provided by CFTC Rule 4.5. Therefore, Ironwood will not be required to deliver a disclosure document that satisfies the requirements of CFTC regulations, nor will it be required to provide certified annual reports that satisfy the requirements of CFTC regulations generally applicable to registered commodity pool operators.

Those Underlying Funds that trade futures and options contracts may trade any futures or option contract traded on a domestic or foreign exchange. Such Underlying Funds, as well as Underlying Funds that are not operated by a CFTC-registered commodity pool operator, may also trade currency forward contracts in the interbank market and interest rate and currency swaps in the interbank/interdealer swaps market.

Ironwood anticipates that the Master Fund will generally invest in 15 to 30 Underlying Funds at any given point and Ironwood does not intend to allocate over 10% of the Master Fund’s capital (as of the allocation date) to any single Underlying Fund (or any group of Underlying Funds managed by a single Underlying Adviser or group of affiliated Underlying Advisers). However, Ironwood reserves the right to increase or decrease the number of Underlying Funds and revise its method of allocating capital to them if, in the view of Ironwood, such changes are warranted. Ironwood may from time to time exceed the 10% of capital limitation described in this paragraph; an example of a rationale to do so would be to take the capacity in a particular Underlying Fund that may be open to investment for only a limited period.

Underlying Fund Selection Process

The Master Fund invests its assets in Underlying Funds that are selected with the objective of obtaining quality management and a broad diversification within the types of strategies utilized by the Fund. The compensation earned by the Underlying Advisers can involve fixed fees based on the value of the assets under management (generally 0% to 3.5% per annum), performance fees based on profits earned by the Underlying Funds (generally 0% to 40% of such profits) or a combination thereof. Certain Underlying Funds may charge higher or lower fees than those set forth in the preceding sentence.

An important element of the selection process is Ironwood’s subjective assessment of the ability and character of prospective Underlying Advisers. Ironwood has developed an investment due diligence process focused heavily on information gathering and on-site or videoconference due diligence meetings with senior investment and operations professionals of prospective and current Underlying Advisers. Ironwood may conduct numerous on-site visits or videoconference meetings over several years before making an investment which may include, but is not limited to, interviewing the managing partners as well as portfolio managers, junior partners, traders and senior analysts. A prospective Underlying Adviser must receive unanimous support from Ironwood’s Investment and Risk Committee and Operational Due Diligence team in order to be included in the Fund’s portfolio. Ironwood invests in Underlying Advisers with a proven track record, a substantial asset base and a robust business infrastructure to support an Underlying Adviser’s investment activities, though these are not the only factors considered by Ironwood. Additionally, Ironwood will invest in established teams at newer or emerging firms with relatively lower assets under management as certain strategies may be more effective when implemented by Underlying Advisers with smaller, more nimble portfolios.

Ironwood considers a variety of factors in selecting prospective Underlying Funds, including:

•	Past performance during favorable and unfavorable market conditions.
•	Diversification, leverage, liquidity and other portfolio characteristics in relation to other Underlying Funds.
•	Differentiation of strategy and management resources relative to other prospects.
•	Amount of assets under management.
•	Absence of significant conflicts of interest.
•	Overall integrity and reputation.
•	Percentage of business time devoted to investment activities.
•	Fees charged.

Ironwood has several sources for identifying prospective Underlying Funds, including:

•	Referrals from other advisers, consultants, brokers and investors.
•	Knowledge obtained through current and past investment activities of potential Underlying Advisers who manage only proprietary capital or who are employed by other financial entities.
•	Articles and publications.
•	On-site, videoconference and telephone interviews.

Monitoring of the Underlying Funds and Investments

Ironwood monitors the performance of each Underlying Fund. Ironwood contacts each Underlying Adviser and makes periodic visits to the offices of the Underlying Advisers (or arranges for videoconference meetings) to review their activities. The frequency of Ironwood’s on-site or videoconference reviews varies depending on a number of factors which may include: length of relationship, size of allocation or degree of change in trading strategy (if any). The Underlying Advisers are contacted frequently regarding their periodic results and for their analysis of significant events as they relate to such Underlying Advisers’ investment strategies and influence such Underlying Advisers’ investment decisions.

If an Underlying Fund’s relative performance is poor or if significant changes occur in an Underlying Fund’s approach or investments, Ironwood may reduce or redeem the Master Fund’s capital allocation to that Underlying Fund. Ironwood may also reallocate the Master Fund’s assets among different Underlying Funds to reflect Ironwood’s analysis of which investment strategies are best suited to current market conditions.

Leverage

The Underlying Advisers frequently use leverage in their investment activities through purchasing securities on margin and through selling securities short. The Underlying Funds may also leverage by entering into repurchase agreements whereby they effectively borrow funds on a secured basis by selling portfolio securities to a financial institution for cash and agreeing to repurchase such securities at a specified future date for the sales price paid plus interest at a negotiated rate. The proceeds of such repurchase agreements will be used to finance other investment activities. Further, leverage may be generated through bank borrowings, total return swaps, futures and options and other techniques. Futures trading by the Underlying Funds generally involves greater leverage than other investment activities due to the low margin requirements associated with futures trading.

The Feeder Fund will not directly leverage its investment in the Master Fund and the Master Fund will not directly leverage its investments in Underlying Funds through borrowing to any significant extent and generally does not expect to borrow in excess of 10% of its net asset value (see “Certain Risk Factors – Use of Leverage”). As examples, the Master Fund may borrow money for the purpose of balancing cash inflows and outflows between the Master Fund and its selected Underlying Funds, balancing cash flows between Underlying Funds and subscriptions to the Master Fund and/or the Feeder Fund (e.g., the Master Fund invests with an Underlying Fund that is only available on April 1 in anticipation of further subscriptions from new or existing Members on July 1 of such year) and providing liquidity to fund the periodic repurchase of Units on a timely basis. The Master Fund may also temporarily borrow funds for the purpose of providing liquidity for the payment of fees or expenses or for any other reasonable purpose (as determined by Ironwood).

Cash Reserves

Ironwood is not required to allocate all of the Master Fund’s assets to Underlying Funds and may maintain such cash reserves as it may from time to time deem to be appropriate for defensive purposes, to fund future allocations and repurchases, or to pay operating costs or to pay the cash portion of any Distributions. Ironwood may invest and manage such cash reserves in Treasury securities, money market funds, bank deposits and similar short-term instruments or accounts including repurchase agreements for such securities. If Ironwood allocates some of the Feeder

Fund’s or the Master Fund’s assets to a money market fund or similar investment, the relevant Fund will bear the standard management fees and costs and expenses of such money market fund in addition to the fees and expenses borne by the Fund.

INVESTMENT STRATEGIES

Following are brief summaries of some of the investment strategies which may be utilized by the Underlying Funds. They are not intended to be complete explanations of the strategies described or a list of all possible investment strategies or methods which may be used by the Underlying Funds.

(1)       Convertible Bond Arbitrage. Involves purchasing a convertible bond and selling short a varying percentage (“delta hedge”) of the stock into which the bond is convertible. In the event that the price of the stock rises, the increase in value of the bond’s conversion option is anticipated to more than offset the loss in the short stock position. In the event that the price of the stock falls, the gain on the short stock position should more than offset the loss on the bond, because the value of the bond is anticipated not to fall below the price investors are willing to pay for the non-convertible debt of the issuer. Underlying Advisers invest in the entire range of convertible bonds from “deep-in-the-money” bonds to “busted” bonds. Underlying Advisers set up positions with hedges against numerous other factors, including, but not limited to, interest rates, implied volatility and credit risk.

(2)       Distressed Situations. Involves the purchase or short sale of debt or equity securities of issuers experiencing financial distress. These securities may be attractive because of the market’s inaccurate assessment of the issuer’s future potential or the values and timing of recoveries. Some Underlying Advisers may obtain voting rights or control blocks and actively participate in the bankruptcy/reorganization process, while others may remain passive investors.

(3)       Event Credit. Exploits inefficiencies in credit securities (i.e., loans, bonds, credit default swaps, etc.) derived from activities such as legal situations, covenant amendments, activist strategies, and corporate activity. Underlying Advisers will initiate investments when they identify a defined catalyst or event that may impact the price of the security.

(4)       Event Equity. Involves the purchase and/or sale of securities involved in corporate events, such as restructurings, asset sales, proxy contests and liquidations. Underlying Advisers will generally enter these types of investments when they identify a specific theme or catalyst that may affect the price of an individual stock or situation.

(5)       Fixed Income and Interest Rates. Strategies that deploy capital in the developed fixed income and interest-rate markets, focusing on liquid products, including nominal and inflation-protected government bonds, interest-rate swaps, futures and options. The strategies are primarily concentrated in developed markets and combine macroeconomic analysis, quantitative modeling and portfolio construction techniques.

(6)       Market Neutral and Hedged Equity. Involves the purchase of a stock, or basket of stocks, that is relatively underpriced and selling short a stock, or basket of stocks, that is relatively overpriced. Depending on the Underlying Adviser’s investment strategy, the determination of whether a stock is overpriced/underpriced can be made through fundamental analysis or by complex statistical models that examine numerous factors that affect the price of a stock. Ironwood favors long/short Underlying Advisers who use a “dollar balanced” approach, i.e., they are short approximately the same dollar value of stocks that they are long.

(7)       Portfolio Protection. A variety of strategies and positions intended to protect an Underlying Adviser’s portfolio against unusual market movements and tail risk events. These “protection trades” are intended to help protect trading strategies that should not otherwise be affected (i.e., are already hedged) but can come under pressure from market liquidations, abnormal volatility, and general macro risks. Protection strategies can include, but are not limited to, the use of options, futures, indices, exchange traded funds, credit default swaps, and certain individual corporate and sovereign securities.

(8)       Private Securities. Involves an investment made in a company outside of the public markets. Underlying Advisers will generally enter these types of investments when they discover a theme that cannot adequately be captured through public market investments. Underlying Advisers may either make a passive investment or take a more active role in the management of the target company.

(9)       Risk Arbitrage. Seeks to profit from the spread between the current and projected values of securities involved in a corporate event. The most common form of this strategy is merger arbitrage, which involves the purchase of the stock of a target company involved in a potential merger and, in the case of a stock-for-stock offer, the short sale of the stock of the acquiring company (positions may be reversed if the Underlying Adviser feels the acquisition may not close). The target’s stock typically trades at a discount to the offer price due to the uncertainty of the completion of the transaction. This strategy is largely dependent upon the manager’s ability to correctly analyze the outcome and completion date of a proposed transaction. Other examples of risk arbitrage trades include spin-offs, multi-share capital arbitrage and tender offers.

(10)       Statistical Arbitrage. Systematic trading strategies intended to exploit short- and long-term pricing inefficiencies between securities. Underlying Advisers rely on mathematical models to identify the temporal convergence and/or divergence of price movements of a pair or basket of stocks. These highly technical strategies typically involve large numbers of securities, short holding periods, and substantial computational and trading activity.

(11)       Structured Credit. Strategies that invest primarily in residential and commercial mortgage-backed securities (RMBS and CMBS), other non-mortgage related asset-backed securities (ABS), collateralized debt obligations, structured notes and other structured products. The most common strategies involve long and short positions in RMBS, CMBS, ABS and related derivatives and indices.

Risk Factors [Table Text Block]

CERTAIN RISK FACTORS

Prospective investors should consider the following factors in determining whether an investment in the Feeder Fund is appropriate for them. However, the following section does not set forth all risks applicable to the Feeder Fund and prospective investors should read this entire Prospectus prior to investing in the Feeder Fund. The following discussion of certain risk factors does not purport to be an exhaustive list or a complete explanation of all of the risks involved in an investment in the Feeder Fund. An investment in the Feeder Fund should only be made after consultation with independent qualified sources of investment and tax advice. In addition, certain Underlying Funds employ strategies for which no specific “risk factors” are provided. Nevertheless, such strategies should be considered to be speculative, volatile and, in general, no less risky than other strategies more fully described herein.

THE PAST RESULTS OF THE UNDERLYING FUNDS OR THE UNDERLYING ADVISERS SELECTED FOR INVESTMENT BY THE MASTER FUND ARE NOT NECESSARILY INDICATIVE OF FUTURE PERFORMANCE. NO ASSURANCE CAN BE MADE THAT PROFITS WILL BE ACHIEVED OR THAT SUBSTANTIAL LOSSES WILL NOT BE INCURRED. THE FEEDER FUND IS NOT A COMPLETE INVESTMENT PROGRAM AND SHOULD REPRESENT ONLY A PORTION OF AN INVESTOR’S PORTFOLIO MANAGEMENT STRATEGY.

Closed-End Fund; Limited Liquidity; Units Not Listed; Repurchases of Units.

The Feeder Fund and the Master Fund are each a closed-end, non-diversified, management investment company under the 1940 Act designed primarily for long-term investment and is not intended to be a trading vehicle. Units are not redeemable. Investors should not invest in the Feeder Fund if they need a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on net asset value. In order to be able to meet daily redemption requests, mutual funds are subject to more stringent liquidity requirements than closed-end funds. In particular, a mutual fund generally may not invest more than 15% of its net assets in illiquid securities. Ironwood believes that unique investment opportunities exist in the market for Underlying Funds. However, these investments are generally illiquid and an open-end fund’s ability to make such investments is limited. For this reason, among others, the Feeder Fund and the Master Fund have each been organized as a closed-end fund.

The Feeder Fund does not intend to list its Units for trading on any securities exchange. There is no secondary trading market for the Units and none is expected to develop. Because the Feeder Fund is a closed-end investment company, the Units are, therefore, not readily marketable. The Feeder Fund is not required to repurchase its Units at the option of Members and Units are not exchangeable for interests of any other fund. Although the Board, in its complete and absolute discretion, may cause the Feeder Fund to make Offers to repurchase outstanding Units at their net asset value, the Units are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. The number of Units that the Feeder Fund will make Offers to repurchase during any Offer is determined by the Board, in its complete and absolute discretion, and such number may be all or any portion of the Feeder Fund’s outstanding Units.

In addition, in extreme cases, the Feeder Fund may not be able to complete repurchases due to the Master Fund’s holding of illiquid investments in interests of the Underlying Funds. Members whose Units are repurchased will bear the risk that the Feeder Fund’s net asset value may fluctuate significantly between the time that they submit their Offer Acceptances and the effective date of the repurchase (i.e., the Repurchase Date). Further, Offers, if any, may be suspended or postponed in the complete and absolute discretion of the Board.

An investment in the Feeder Fund is appropriate only for investors who can bear the risks associated with the limited liquidity of the Units and the investments of the Master Fund in the Underlying Funds as well as the limited liquidity of the investments owned by the Underlying Funds. See “Eligible Investors” and “Repurchases of Units.” Also, because the Units will not be listed on any securities exchange, the Feeder Fund is not required, and does not intend, to hold annual meetings of its Members.

Ironwood expects that it will recommend to the Board that the Feeder Fund offer to repurchase Units from Members on the Repurchase Dates. In addition, a Member that requests a repurchase of such Member’s Units subject to a Lock-Up Period will be subject to an Early Repurchase Fee of 5.00% of the amount being repurchased by the Feeder Fund, payable to the Feeder Fund. Units are not freely transferable. As there is no market for Units and none is expected to develop, Members may not be able to liquidate their investment in the event of an emergency or for any other reason and Units may not be readily accepted as collateral for a loan. In addition, illiquidity of the Master Fund’s investments (Underlying Funds may only allow redemptions on an annual or more irregular basis and may impose limits on the amount of redemptions) or an Underlying Fund’s investments may prevent the Feeder Fund from making prompt payment of repurchase proceeds. Each Underlying Fund has substantial restrictions on the ability of investors (including the Master Fund) to redeem their interest therein and broad authority to suspend redemptions of interests therein. None of Ironwood, the Board or any of their respective employees or other affiliates has any control over any Underlying Fund or any Underlying Adviser. Therefore, due to circumstances entirely outside of the control of Ironwood, the Board and any of their respective affiliates, the Feeder Fund may be unable to repurchase Units as of any Repurchase Date. Further, in certain limited circumstances, the Feeder Fund may delay offers to repurchase Units and/or pay for repurchased Units in kind rather than in cash.

Illiquidity of Master Fund Investments.

The Master Fund invests all or most of its assets in Underlying Funds where Ironwood has no control over the trading policies or strategies of such entities and does not have the same ability as with separate accounts to react quickly to changing investment circumstances due to the limited liquidity of these types of investment.

Underlying Funds may implement liquidity constraints, such as “gates,” “side pockets,” suspension of withdrawals/net asset value calculations, withdrawals in kind, special liquidity vehicles, lock-ups, withdrawal fees and less frequent withdrawal rights. Ironwood has no control over the liquidity of the Underlying Funds (except at original investment) and depends on the Underlying Fund to provide valuations as well as liquidity in order to process withdrawals. Members must recognize that under certain circumstances, repurchases may be materially restricted or delayed due to the Underlying Funds’ illiquidity. In some cases, Ironwood may have allocated Fund assets to Underlying Funds which Ironwood later intends to liquidate but the Fund is unable to do so promptly due to liquidity constraints imposed by such Underlying Funds. To the extent that a material portion of the Fund’s assets are allocated to Underlying Funds that take such actions, the Fund will likely be unable to withdraw from such Underlying Funds for an extended period of time notwithstanding a desire to do so. Such inability to withdraw from such Underlying Funds could expose the Fund to losses it may have avoided if it had been able to allocate away from such Underlying Funds.

The complicated and often protracted process of withdrawing from Underlying Funds could hinder the Fund’s ability to repurchase Units from Members in a timely manner, as well as the Fund’s ability to adjust its Underlying Fund allocations. It could also cause the Fund’s portfolio to become unbalanced in the event the Fund withdraws from its more liquid Underlying Funds to fund the Fund’s repurchases or expenses; provided, however, that Ironwood limits the percentage of Units subject to any Offer to mitigate such risks, although it will be impossible to eliminate such risks. Also, to the extent that a material portion of Underlying Funds suspend the calculation of net asset value, Ironwood may be unable to calculate the Master Fund’s net asset value.

Underlying Fund Risk.

The Master Fund’s approach to investing in multiple Underlying Funds is subject to the possibility of loss due to an Underlying Fund’s fraud, intentional or inadvertent deviations from a predefined investment strategy (including excessive concentration, directional investing outside of predefined ranges, excessive leverage or new capital markets) or simply poor judgment. During the lifetime of the Fund, there could be material changes in one or more Underlying Funds, including changes in control, initial public offerings and mergers. The effect of such changes on an Underlying Fund cannot be predicted but could be material and adverse. Given the limited liquidity of the Underlying Funds, the Fund may not be able to quickly alter its portfolio allocation in response to any such changes, resulting in substantial losses.

Non-Diversified Status Under the 1940 Act.

The Feeder Fund and the Master Fund are each a “non-diversified” investment company under the 1940 Act. Thus, there are no limitations imposed by the 1940 Act on the percentage of the Master Fund’s assets that may be invested in the securities of any one issuer. This may result in the Master Fund’s investment portfolio being more susceptible to a single economic, political or regulatory occurrence than would be the case if the Master Fund were operated as a diversified investment company under the 1940 Act. The Master Fund generally will not invest more than 10% of its assets (measured at the time of purchase) in the securities of a single Underlying Fund (or any group of Underlying Funds managed by a single Underlying Adviser or group of affiliated Underlying Advisers), although it has the discretion to do so.

No Guarantee of Investment Program Success.

No guarantee or representation is made that the Fund’s investment program will be successful.

General Economic and Market Conditions and Political Uncertainty.

The success of the Underlying Funds’ and the Fund’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances.

Although globally and among developed countries there has been a relatively stable political environment for decades, recent events, including the Russian invasion of Ukraine that began in February 2022 and the COVID-19 pandemic, have impacted global stability and markets. As a result, international policies, relationships and trade agreements, which have generally been perceived as stable or evolving only slowly in the post-WWII period, are in flux. Adjustments in major trade relationships include the United Kingdom’s withdrawal from the European Union, the United States’ renegotiation of the North American Free Trade Agreement and reassessment of its various other existing trade agreements, and the imposition of broad sanctions on Russia and others supporting Russia’s economy or military efforts. Such measures have already been met by retaliatory measures from other countries and could cause potential escalation in protectionist behavior leading to a drag on growth prospects as trade and investment and productivity growth are reinforcing and linked.

Furthermore, the administration in the United States could also significantly impact the regulation of United States financial markets. Areas subject to potential change, amendment or repeal include the Dodd-Frank Act, the authority of the Federal Reserve and administrative agencies. It is not possible to predict which, if any, of these actions will be taken or, if taken, their effect on the economy, securities markets or the financial stability of the United States.

Other drivers of geopolitical, economic and market risk may also come from, among other things, increased political tension on the international stage, substantial slowdown and outright recessions in certain markets, pressure on oil prices, rising corporate leverage, rising interest rates globally, historically high inflation rates, structural stresses in Europe and Asia, public health issues like pandemics or epidemics, international terrorist activity, armed conflict and risk of armed conflict in the Middle East, East Asia, Europe and elsewhere and the reduced ability of bank proprietary trading desks or dealer balance sheets to meet liquidity shocks. The severity and duration of the conflict between Russia and Ukraine and its impact on global markets are impossible to predict. Such factors may affect the level and volatility of security prices and liquidity of the Fund’s investments.

Beginning in January 2020, global financial markets experienced significant volatility resulting from the spread of a novel coronavirus known as COVID-19 and such volatility has had significant economic impact. The outbreak of COVID-19 resulted in, among other things, travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. Although vaccines have been developed, the ultimate impact of COVID-19, and other epidemics and pandemics that may arise in the future, is difficult to predict, which may impact the Fund’s performance and heighten the other risks discussed in this prospectus.

Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments.

Any of these developments, or the perception that any of these developments are likely to occur or worsen, could have a material adverse effect on economic growth or business activity, result in the relocation of businesses, cause business interruptions, lead to economic recession or depression, and impact the stability of financial markets or financial institutions and the financial and monetary system. The Underlying Funds and the Fund may be affected by these developments in ways that are not foreseeable, and there is a possibility that such developments could have a significant adverse effect on the Fund and its ability to achieve its investment objective.

Market Turmoil.

Market turmoil may negatively affect the Fund’s performance and its ability to withdraw from the Underlying Funds. Both the credit and equity markets experienced unprecedented turmoil during 2007-2009, resulting in the credit markets becoming illiquid, credit spreads widening and the equity markets losing substantial value. Such market conditions caused many private investment funds to suffer substantial losses. At the same time, some funds implemented withdrawal gates, designated investments, illiquid investment provisions or suspended withdrawals in response to increased withdrawal requests, and other actions that might have adversely affected the Fund’s ability to withdraw from the Underlying Funds. Such market turmoil may occur in the future, which may cause some funds to suffer substantial losses and/or implement measures that adversely affect the Fund. Similarly, sudden and significant levels of turmoil, credit market disruption and equity market losses were experienced in the first quarter of 2020 as a result of COVID-19 related economic shocks. More recently, geopolitical instability, historically high inflation rates, supply chain disruptions, continued disruptions due to the COVID-19 pandemic and volatility in the banking sector have led to market turbulence, and the extent and duration of such market turbulence are impossible to predict. In addition, the expanded influence of social media platforms on the market, combined with the access to commission-free retail brokerage, can exacerbate the volatility of particular issuers without regard to the fundamental value or the financial results of such issuers.

Market Risk.

The Fund’s investment approach is subject to various investment-related types of risks, including market risk. Market risk includes unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of riskier assets and contraction of available credit or other financing sources.

Investment Strategies Generally.

While certain Underlying Funds use “relative value” hedging or arbitrage strategies, this in no respect should be taken to imply that the Master Fund’s investments in such Underlying Funds are without risk. Substantial losses may be recognized on “hedge” or “arbitrage” positions and illiquidity and default on one side of a position can effectively result in the position being transformed into a speculative position. Every relative value strategy involves exposure to some second-order risk of the market, such as the implied volatility in convertible bonds or warrants, the yield spread between similar-term government bonds or the price spread between different classes of stock for the same underlying firm. Further, many “relative value” Underlying Funds employ limited directional strategies which expose such Underlying Funds to certain market risk.

Credit Markets.

Certain of the Underlying Funds will concentrate on the credit markets, attempting to take advantage of relative mispricings. The identification of attractive investment opportunities in disrupted credit markets is difficult and involves a significant degree of uncertainty.

The credit markets are, in general, highly susceptible to interest-rate movements, government interference, economic news and investor sentiments. There was significant volatility in the credit markets in 2007-2009 and again in the first quarter of 2020, and the credit markets more recently entered a new period of volatility in 2022. During periods of “credit squeezes” or “flights to quality,” the market for credit instruments other than U.S. treasury bills can be substantially reduced. This poses the risk that leveraged credit instrument positions held by Underlying Funds that pursue credit related investment strategies may need to be sold at discounts to fair value of outstanding positions, resulting in additional margin calls as loan to value triggers are hit under prime brokerage and swap agreements. Such downward pressures on price and leverage could cause substantial or total losses for Underlying Funds implementing credit strategies. Moreover, even if such Underlying Funds do not implement leverage strategies, forced sales from those funds into illiquid markets due to investor withdrawals could result in substantial losses.

Short Selling and Futures Trading.

Some of the Underlying Funds use high-risk strategies, such as selling securities short and futures trading. Short selling exposes the seller to unlimited risk due to the lack of an upper limit on the price to which a security may rise. Emergency short sale rules have been adopted by the SEC and other financial market regulators. At times of extreme market stress, such limitations may materially adversely impact the implementation of certain trading strategies making them uneconomical or impractical to implement, exposing the Fund to potential material losses. For example, commodity futures prices can be highly volatile. Because of the low margin deposits normally required in futures trading, an extremely high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a commodity futures contract may result in an Underlying Fund incurring substantial losses. In addition, if it is determined by the broader market that an Underlying Fund (and others) are short a heavily shorted security, the Underlying Fund may be susceptible to the risk that groups of investors may coordinate, on social media or otherwise, to drive up the price of the short position for the purpose of causing the holders of such positions, including the Underlying Fund, to close out of such positions.

Forward Trading.

Underlying Funds may engage in forward trading. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated;

there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration.

There have been periods during which certain participants in these markets have been unable to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Underlying Funds due to unusually high trading volume, political intervention or other factors.

Risk and Event Arbitrage.

In pursuing risk and event arbitrage opportunities, certain Underlying Funds may seek to purchase securities at prices below their anticipated value following the occurrence of a predicted event, including proposed mergers, tender offers, spin-offs or similar transactions. Such purchase price may be in excess of the market price of the securities immediately prior to the announcement of the proposed transaction. If the proposed transaction is not consummated or is delayed, the market price of the security may decline and result in losses to the Feeder Fund. In certain transactions, the Underlying Fund may not be hedged against market fluctuations unrelated to the anticipated transaction but which may affect the value of the consideration to be received. This may result in losses, even if the proposed transaction is consummated.

Investment in Restricted Securities.

While most of the Underlying Funds invest only in marketable instruments, certain Underlying Funds, especially those implementing private investment strategies, invest in restricted or non-marketable securities. In certain circumstances, such investments could limit the liquidity of the Master Fund’s investments in such Underlying Funds.

Investment Commitments.

Certain Underlying Funds may request advance commitments to invest by the Master Fund. In such a case, the Master Fund agrees to invest up to a specific amount when and if requested to do so by the Underlying Fund. This exposes the Master Fund to the risk that the investment may no longer be desirable when it is required to be made. Further, the Master Fund must manage its available cash, including through maintaining capacity to borrow, so as to have cash on hand to complete the investment when required. Commitments of this nature can represent material obligations of the Master Fund.

Investment in Distressed and Low Credit Quality Securities.

Certain Underlying Funds may acquire distressed securities and securities issued by companies with a low credit rating. Such securities tend to be highly volatile and illiquid. In addition, there may be a significant risk of payment default in the case of debt securities. The Underlying Fund’s ability to realize significant appreciation in the value of such securities may depend upon the issuer’s ability to achieve a successful reorganization or restructuring. The risk inherent in such securities may be offset by hedging techniques, but this may not always be the case. In some instances, hedging could compound the risk.

Equity Securities.

The value of the securities held by the Underlying Funds is subject to market risk, including changes in economic conditions, business conditions, growth rates, profits, interest rates and the market’s perception of these securities. The Feeder Fund’s net asset value will increase and decrease, reflecting fluctuations in the value of such securities.

Debt and Other Fixed Income Securities.

Fixed income securities are subject to interest rate, market and credit risk. Interest rate risk relates to changes in a security’s value as a result of changes in interest rates generally. Even though such instruments are investments that may promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when such interest rates rise. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase or decrease significantly in value when market interest rates fall or rise, respectively. After a brief period during which it increased interest rates above the historically low levels that followed the 2008 financial crisis, the U.S. Federal Reserve (the “Fed”) decreased interest rates back to near historically low levels. In recent years, the Fed has been increasing interest rates in light of inflationary pressures and further rate increases are expected. A substantial increase in interest rates could have a material adverse effect on fixed income investments and on the performance of the Fund. Market risk relates to the changes in the risk or perceived risk of an issuer, country or region. Credit risk relates to the ability of the issuer to make payments of principal and interest. The values of fixed income securities may be affected by changes in the credit rating or financial condition of the issuing entities. Fixed income securities denominated in non-U.S. currencies are also subject to the risk of a decline in the value of the denominating currency relative to the U.S. dollar.

LIBOR Rate Replacement.

Changes relating to LIBOR may adversely affect the value of the LIBOR-indexed, floating-rate debt securities in an Underlying Fund’s portfolio. The United Kingdom’s Financial Conduct Authority (the “FCA”) announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings have ceased to be published or are no longer representative. All other LIBOR settings and certain other interbank rates ceased to be published or representative after December 31, 2021. In April 2023, however the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”), a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (“repo”) market, has been used increasingly on a voluntary basis in new instruments and transactions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act , which provides a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on SOFR that replace LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR. To the extent that an Underlying Fund’s debt investment portfolio bears interest rates indexed upon LIBOR or an Underlying Fund holds indebtedness which accrues interest indexed upon LIBOR rate, the use of a new replacement rate could reduce the Underlying Fund’s interest income or increase the Underlying Fund’s interest expense. The effect of the LIBOR transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. In addition, Underlying Funds may have investments in securities with values impacted by other interbank offered rates that may also cease to be published in the future.

Convertible Securities.

Convertible securities (“Convertibles”) are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security Convertibles) or dividends (preferred stocks). A Convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a Convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a Convertible usually falls. Since it is convertible into common stock, the Convertible generally has the same types of market and issuer risk as the underlying common stock. Convertibles that are debt securities are also subject to the normal risks associated with debt securities, such as interest rate risks, credit spread expansion and, ultimately, default risk, as discussed above. Convertibles are also prone to liquidity risk, as demand can dry up periodically and bid/ask spreads on bonds can widen significantly.

An issuer may be more likely to fail to make regular payments on a Convertible than on its other debt because other debt securities may have a prior claim on the issuer’s assets, particularly if the Convertible is preferred stock. However, Convertibles usually have a claim prior to the issuer’s common stock. In addition, for some Convertibles, the issuer can choose when to convert to common stock, or can “call” (redeem) the Convertible, which may be at times disadvantageous for an Underlying Fund. Finally, because Convertible arbitrage also involves the short sale of underlying common stock, the strategy is also subject to stock-borrowing risk, which is the risk that an Underlying Fund will be unable to sustain the short position in the underlying common shares.

Currency Risk.

Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the respective markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by governments or central banks (or the failure to intervene) or by currency controls or political developments. Certain of the investments of the Underlying Funds are in currencies other than the U.S. dollar. Because the Feeder Fund maintains its books and records in U.S. dollars, exchange rate fluctuations may cause the value of these investments to diminish.

Trading in Derivatives Markets.

The Underlying Funds may make use of various derivative instruments, such as Convertibles, options, futures, forwards and interest rate, credit default, total return and equity swaps. The use of derivative instruments involves a variety of material risks, including the extremely high degree of leverage sometimes embedded in such instruments. The derivatives markets may be characterized by limited liquidity, which can make it difficult as well as costly to close out open positions in order either to realize gains or to limit losses. The pricing relationships between derivatives and the instruments underlying such derivatives may not correlate with historical patterns, resulting in unexpected losses.

Use of derivatives and other techniques, such as short sales for hedging purposes involves certain additional risks, including (i) dependence on the ability to predict movements in the price of the securities hedged; (ii) imperfect correlation between movements in the securities on which the derivative is based and movements in the assets of the underlying portfolio; and (iii) possible impediments to effective portfolio management or the ability to meet short-term obligations because of the percentage of a portfolio’s assets segregated to cover its obligations. In addition, by hedging a particular position, any potential gain from an increase in the value of such position may be limited.

Over-the-Counter Derivatives Transactions.

Although the Dodd Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) currently requires many over-the-counter (“OTC”) interest rate derivative transactions and certain credit default swaps previously entered into on a principal-to-principal basis to be submitted for clearing by a regulated clearinghouse and may require additional types of OTC derivatives transactions to be submitted for clearing in the future, certain of the derivatives that may be traded by an Underlying Fund may remain principal-to-principal or OTC contracts between an Underlying Fund and third parties entered into privately. The risk of counterparty nonperformance can be significant in the case of these OTC instruments and “bid-ask” spreads may be unusually wide in these OTC derivatives markets. While the Dodd-Frank Act is intended in part to reduce these risks, it is still uncertain whether the Dodd-Frank Act has been effective in reducing counterparty risk. To the extent not mitigated by implementation of the Dodd-Frank Act, if at all, the risks posed by such instruments and techniques, which can be extremely complex and may involve leveraging of the assets of one or more Underlying Funds, include: (1) counterparty credit risks (the exposure to the possibility of loss resulting from a counterparty’s failure to meet its financial obligations); (2) market risk (adverse movements in the price of a financial asset or commodity); (3) legal risks (the characterization of a transaction or a party’s legal capacity to enter into it could render the financial contract unenforceable and the insolvency or bankruptcy of a counterparty could preempt otherwise enforceable contract rights); (4) operational risk (inadequate controls, deficient procedures, human error, system failure or fraud); (5) documentation risk (exposure to losses resulting from inadequate documentation); (6) liquidity risk (exposure to losses created by inability to prematurely terminate the derivative); (7) systemic risk (the risk that financial difficulties in one institution or a major market disruption will cause uncontrollable financial harm to the financial system); (8) concentration risk (exposure to losses from the concentration of closely related risks, such as exposure to a particular industry or exposure linked to a particular entity); and (9) settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty).

Investments in Non-U.S. Underlying Funds and Non-U.S. Markets by Underlying Funds.

Substantially all of the Fund’s assets are invested in Underlying Funds organized outside of the United States. A jurisdiction in which one or more Underlying Funds may be organized may have limitations on the ability of the Master Fund as an investor in such Underlying Funds to enforce the Master Fund’s rights as an investor therein. Moreover, the laws of such jurisdiction may generally limit the rights of investors in an Underlying Fund. The Fund does not have limits on investments in Underlying Funds that are organized in any jurisdiction.

In addition, certain Underlying Funds may trade on securities and commodities markets located outside the United States. Trading on such markets between non-U.S. counterparties is not regulated by any U.S. government agency and may involve certain risks not applicable to trading on U.S. markets. For example, certain foreign markets are “principals’ markets” in which performance is the responsibility of the counterparty rather than a clearinghouse. Consequently, investments by the Underlying Funds in non-U.S. financial markets, including markets in developing countries, present political, regulatory and economic risks that are significant and that may differ in kind and degree from risks presented by investments in the United States and pose a range of potential risks that could include, depending upon the country involved, expropriation, confiscatory taxation, political or social instability, illiquidity, price volatility and market manipulation. In addition, less information may be available regarding non-U.S. issuers and non-U.S. companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Further, non-U.S. securities may not be as liquid as U.S. securities. Transaction costs of investing outside the United States are generally higher than in the United States. Higher costs result because of the cost of converting a non-U.S. currency to U.S. dollars, the payment of fixed brokerage commissions on some non-U.S. exchanges and the imposition of transfer taxes or transaction charges by non-U.S. exchanges. There is generally less government supervision and regulation of exchanges, brokers and issuers outside the United States than there is in the United States and there is greater difficulty in taking appropriate legal action in non-U.S. courts. Non-U.S. markets can also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions, thereby creating substantial delays and settlement failures that could adversely affect the Feeder Fund’s performance.

Use of Trading Systems by Underlying Funds.

Certain Underlying Funds’ strategies require the use of systematic trading systems. As market dynamics shift over time (for example, due to changing market conditions and participants), a previously highly successful trading system often becomes outdated or inaccurate, perhaps without the Underlying Adviser recognizing that fact before substantial losses are incurred. There can be no assurance that an Underlying Adviser will be successful in continuing to develop and maintain effective quantitative trading systems. Systematic trading systems also rely heavily on computer hardware and software, online services and other computer-related or electronic technology and equipment to facilitate the Underlying Fund’s investment activities and may trade financial instruments through electronic trading or order routing systems. Electronic trading exposes such an Underlying Fund, and therefore the Feeder Fund, to the risk of system or component failure.

Strategy Risk.

The Feeder Fund is subject to strategy risk. Strategy risk is associated with the failure or deterioration of an entire strategy (such that most or all Underlying Funds in the strategy suffer significant losses). Strategy-specific losses can result from excessive concentration by multiple Underlying Funds in the same investment or broad events that adversely affect particular strategies (e.g., illiquidity within a given market).

Long/Short Equity Risks.

The Feeder Fund could incur significant losses in the long/short equities component of the Underlying Funds in the event of a substantial decline in the global stock markets.

Custody Risk.

Institutions, such as brokerage firms, banks or limited partnerships, will have custody of the assets of the Feeder Fund, the Master Fund and each Underlying Fund. Often these assets will not be registered in the Fund’s name or, in certain cases, the name of the Feeder Fund, the Master Fund or any Underlying Funds. Bankruptcy or fraud at one of these institutions could indirectly impair the operational capabilities or capital position of the Master Fund and the Feeder Fund by impairing an Underlying Fund through which they have invested. Ironwood attempts to limit its direct investment transactions to well-capitalized and established banks and brokerage firms in an effort to mitigate such risks and all of the Fund’s assets will be custodied with the Custodian, although this may change in the future. Ironwood, however, will have no control over the banks, brokerage firms or other institutions used by the Underlying Fund to custody assets.

No Control of Fund Investments.

The Master Fund invests substantially all of its assets in Underlying Funds where Ironwood has no control over the trading policies or strategies of such entities and does not have the same ability as with separate accounts to react quickly to changing investment circumstances due to the limited liquidity of these types of investments.

Limited Access to Information on Underlying Funds’ Investments.

Although Ironwood receives detailed information from each Underlying Fund regarding the Underlying Fund’s historical performance and investment strategy, Ironwood generally is not given access to real-time information regarding the actual investments made by the Underlying Funds. At any given time, Ironwood may not know the composition of the Underlying Funds’ portfolios with respect to the degree of hedged or directional positions, the extent of concentration risk or exposure to specific markets. In addition, Ironwood may not learn of significant structural changes, such as personnel, manager withdrawals or capital growth, until after the fact.

Reliability of Valuations.

Although the Board has designated Ironwood as valuation designee for the Master Fund and the Feeder Fund, with responsibility for the fair valuation of assets of the Master Fund and the Feeder Fund, subject to the Board’s oversight, the value of the Master Fund’s interest in each Underlying Fund is generally determined pursuant to the instrument governing such Underlying Fund, and reported by the relevant Underlying Adviser or such Underlying Fund’s administrator. As a general matter, the governing instruments of the Underlying Funds provide that any securities or investments that are illiquid, not traded on an exchange or in an established market or for which no value can be readily determined, are assigned such fair value as the respective Underlying Advisers may determine in their judgment based on various factors.

Such factors include, but are not limited to, dealer quotes or independent appraisals, and may include estimates. An Underlying Fund may also be required to make a valuation adjustment under Accounting Standards Codification Topic No. 820 (“ASC 820”). For instance, if an Underlying Fund has assets on deposit with a dealer that is in distress or has gone bankrupt, the Underlying Fund may under ASC 820 discount the value of those assets. The Fund Administrator relies on these estimates in calculating the Master Fund’s net asset value for reporting, repurchases, fees and other purposes, including reporting the Master Fund’s net asset value to the Feeder Fund and generally does not make any further adjustments; however, in accordance with its Valuation Policy, the Master Fund may adjust the value received from an Underlying Fund, and such adjustment could reduce the net asset value of the Master Fund. The Feeder Fund relies on this reporting for repurchases, reporting, fees and other purposes and generally does not make any adjustments with respect to payments made upon the Feeder Fund’s periodic repurchase of Units. Such valuations may not be indicative of what actual fair market value would be in an active, liquid or established market.

There may be extraordinary circumstances in which actual or estimated net asset values of Underlying Funds would be adjusted by Ironwood if Ironwood determines that a significant and unusual circumstance with an Underlying Fund warrants a net asset value adjustment under ASC 820. While the Board has designated fair valuation responsibility to Ironwood, which acts through its Valuation Committee, the ultimate oversight of the valuation of the Master Fund’s and the Feeder Fund’s assets rests with the Board.

Incentive Toward Riskier Strategies.

Most Underlying Advisers receive performance-based compensation calculated by reference to the investment performance of their corresponding Underlying Fund. Underlying Advisers compensated with performance fees may tend to incur more risk than those who receive fixed fees.

Use of Leverage.

The Underlying Funds generally use leverage by purchasing instruments with the use of borrowed funds, selling securities short and/or trading options or futures contracts, which would increase any loss incurred. The more leverage is employed, the more likely a substantial change will occur either up or down in the value of the Units. Because of the relatively small intrinsic profits in “hedge” or “arbitrage” positions, some Underlying Funds may acquire extremely large positions in an effort to meet their rate of return objectives. Consequently, they will be subject to major losses in the event that market disruptions destroy the hedged nature of such positions and are subject to the risk of “credit squeezes.” Unlike the Fund, Underlying Funds are not subject to limitations under the 1940 Act with respect to the use of leverage.

Global regulators are reviewing the use of leverage by hedge funds and may implement new reporting frameworks or even measures designed to limit leverage. While uncertain, any such change may reduce returns to the Underlying Funds and the Fund over time.

Credit Facilities.

In the discretion of Ironwood, proceeds for repurchased Units may be funded through credit facilities provided to the Master Fund at prevailing market rates by the lender or its affiliates or from unaffiliated third parties. The Master Fund may also utilize credit facilities for portfolio management purposes. Should such credit facilities be utilized, the Feeder Fund would be subject to greater risk of loss than if it did not utilize such credit facilities. Moreover, the Feeder Fund would incur additional interest and other expenses with respect to such facilities.

Depending on market conditions, it may be both difficult and expensive to arrange credit facilities. The Fund believes that it will be able to maintain any obtained facility or replace any such obtained facility so as to retain a capability to bridge repurchases and subscriptions and provide leverage, but there can be no assurance that it will be able to maintain a facility over the long term at attractive rates.

Access to Credit and Overall Credit Market Conditions.

As a general matter, the banks and dealers that provide financing to the Underlying Funds can apply essentially discretionary margin, haircut, financing and collateral valuation policies. Changes by banks and dealers in any of the foregoing may result in large margin calls, loss of financing and forced liquidations of positions at disadvantageous prices. There can be no assurance that any particular Underlying Fund will be able to secure or maintain adequate financing without which an investment in such Underlying Fund may not be a viable investment.

High Trading Volume.

Some of the investment strategies employed by the Underlying Funds may require a high volume of trading. Therefore, turnover and brokerage commissions may be greater than for other investment entities of similar size. In addition, the aggregate cost of operating the Fund, including the fees and expenses paid to Ironwood and the Underlying Funds, may constitute a higher percentage of total assets than for other investment entities.

Competition Among Underlying Funds.

The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Feeder Fund to participate in positions that offset each other (in which case the Feeder Fund would bear its pro rata share of commissions and fees without the potential for a trading profit).

Lack of Diversification.

The Master Fund is not, and certain Underlying Funds may not be, subject to any formal diversification requirements. Further, the diversification by the Master Fund and any Underlying Fund may not always be significant and, even if significant, may not provide meaningful risk control, even though it may reduce the Master Fund’s or the Underlying Fund’s profit potential. Some of the Underlying Funds may concentrate their investments in only a few securities, industries or countries. Although the Master Fund’s overall investments may be diversified, concentration by individual Underlying Funds may cause a proportionately greater loss than if their investments had been spread over a larger number of investments.

No Assurance of Profits; Trading Method Variance.

There can be no assurance that any trading strategies will produce profitable results and the past performance of an Underlying Fund’s or Underlying Adviser’s trading strategies is not necessarily indicative of its respective future performance. Furthermore, Underlying Funds’ trading methods are dynamic and change over time; thus, an Underlying Fund will not always use the same trading method in the future that was used to compile its past performance record.

Limited Asset Allocation Flexibility.

One of the principal disadvantages and risks inherent in the Fund’s fund of funds structure is the restrictions imposed on the asset allocation flexibility and risk control capability of Ironwood as a result of the limited liquidity of the Underlying Funds in which the Fund invests. Certain Underlying Funds may permit redemptions only on a semi-annual, annual or less frequent basis or be subject to “lock-ups” or redemption “gates” that restrict redemptions. The Master Fund could be unable to redeem its capital from Underlying Funds for some months after Ironwood has determined that the Underlying Adviser operating such Underlying Fund has begun to deviate from its announced trading policies and strategy.

Multiple Levels of Fees and Expenses; Underlying Advisers’ Performance Fees.

The Master Fund will incur management, performance, advisory, sponsorship or other fees and expenses when investing in or allocating assets to Underlying Funds. Further, if the Underlying Funds invest in exchange-traded funds or similar managed products, the Master Fund will be subject to the fees and costs associated with such investments. In addition, Underlying Advisers’ performance fees are generally paid on a quarterly or annual basis. Therefore, an Underlying Adviser could receive performance fees in a year even though its corresponding Underlying Fund was unprofitable during such year. Once a performance fee is paid, the Underlying Adviser retains the fee regardless of subsequent performance of its corresponding Underlying Fund. Performance fees will be calculated separately for each Underlying Fund, so the Feeder Fund could bear substantial performance fees in respect of Underlying Funds whose trading is profitable even when the Feeder Fund as a whole has a loss.

Potential for Underlying Adviser Fraud or Misconduct.

When the Master Fund invests in an Underlying Fund, the Master Fund does not have custody of the assets or control over their investment. Therefore, there is always the risk that the Underlying Adviser could divert or abscond with the assets, fail to follow agreed-upon investment strategies, provide false reports of operations or engage in other misconduct. The Underlying Funds with whom the Master Fund invests are private and do not register their securities or investment advisory operations under federal or state securities laws. As such, the Master Fund’s investments in Underlying Funds are not subject to the same protections afforded to shareholders of registered funds.

Risk of Regulatory Action and Litigation; Possible Indemnification Obligations.

The Feeder Fund, the Master Fund and Ironwood could be named as a defendant in, or otherwise become involved in, litigation or a regulatory proceeding. Legal and regulatory actions can be time-consuming and expensive, and can frequently lead to unexpected delays or losses. The outcome of such proceedings, which may materially and adversely affect the value of the Fund, may be impossible to anticipate, and such proceedings may continue without resolution for long periods of time. Litigation may consume substantial amounts of Ironwood’s time and attention, often to an extent disproportionate to the amounts at stake in the litigation. The Fund will likely be required to expend significant resources responding to any litigation or regulatory action related to it. Moreover the Master Fund may be obligated to indemnify an Underlying Fund, other counterparties, and any of their respective principals and affiliates under the various agreements entered into with such parties against certain liabilities they may incur in connection with their relationship with the Master Fund. The Feeder Fund also indemnifies its officers and directors, as well as Ironwood and its affiliates pursuant to the LLC Agreement. See also “Certain Risk Factors— Indemnification of Underlying Advisers” below.

An Underlying Adviser might accumulate substantial positions in the securities of a specific company and engage in a proxy fight, become involved in litigation or attempt to gain control of a company. Under such circumstances, an Underlying Adviser and/or an Underlying Fund conceivably could be named as a defendant in a lawsuit or regulatory action.

There have been a number of widely reported instances of violations of securities laws through the misuse of confidential information, diverting or absconding with hedge fund assets, falsely reporting hedge fund values and performance, and other violations of the securities laws. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Investigations and enforcement proceedings are ongoing and it is possible that hedge funds may be charged with involvement in such violations. If that were the case, the performance records of the hedge funds would be misleading. Furthermore, if an Underlying Fund has engaged in such violations, the Fund could be exposed to losses.

Reliance on Key Individuals.

Ironwood relies on the services of certain key individuals and certain Underlying Funds rely on the services of a limited number of persons. The loss of the services of such key personnel could have a material adverse impact on the Feeder Fund.

Impact of Ironwood’s Scale on Fund Operations.

As of July 31, 2023, Ironwood had total assets of approximately $6.6 billion under management. There may be both benefits and disadvantages to the scale and growth of assets under management by Ironwood. Growth in assets may provide greater visibility and commercial leverage for Ironwood when dealing with Underlying Funds and service providers. However, growth in assets may also narrow the scope of investment opportunities otherwise desirable to the Fund or may under certain circumstances result in decreased liquidity with respect to certain investment positions of the Fund. Growth in assets also may require additional resources and infrastructure deployed by Ironwood and other service providers to the Fund. On the other hand, declines in assets may result in untimely dispositions of investments by the Fund, reduce visibility and leverage in the marketplace, and potentially reduce resources for Ironwood.

Large Unitholder Risk.

To the extent a large proportion of Units are held by a small number of Members (or a single Member), the Fund is subject to the risk that these Members will seek to tender Units in large amounts in connection with Offers to repurchase Units. These transactions could adversely affect the ability of the Fund to conduct its investment program. If one or more investors in the Fund initiate significant tenders, it may be necessary to dispose of assets to meet the repurchase request. This can make ordinary portfolio management and rebalancing decisions more complicated to implement, can result in the Fund’s current expenses being allocated over a smaller asset base, which generally results in an increase in the Fund’s expense ratio, and can accelerate the realization of taxable income and cause the Fund to make taxable distributions to Members earlier than the Fund otherwise would have. In addition, under certain circumstances, Members not participating in a tender may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. The impact of these transactions is likely to be greater in highly volatile markets or less liquid markets or when a significant investor purchases, tenders or owns a substantial portion of the Units. Furthermore, it is possible that in response to an Offer, the total amount of Units tendered by a small number of Members (or a single Member) may exceed the number of Units that the Fund has offered to repurchase. If an Offer is oversubscribed by Members, the Fund will repurchase only a pro rata portion of Units tendered by each Member. However, the Fund may determine to (i) accept the additional Units permitted to be accepted pursuant to Rule 13e-4(f)(3) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), (ii) increase the outstanding Units that the Fund is offering to purchase by up to 2% or (iii) extend the Offer, if necessary, and increase the amount of Units that the Fund is offering. If the Fund only repurchases a pro rata portion of Units tendered in connection with an oversubscribed Offer, the unaccepted portion of any tender will not be automatically carried forward or given priority in connection with any future tender offer made by the Fund.

Corporate-Level Income Tax for Failure to Qualify as a RIC.

To maintain qualification as a RIC under the Code, which is required in order for the Feeder Fund to avoid U.S. federal income tax on the portion of net investment income and net capital gains that it distributes to its Members, the Feeder Fund must meet certain income source, asset diversification and annual distribution requirements. Because the Feeder Fund invests substantially all of its assets, net of reserves maintained for reasonably anticipated expenses, in the Master Fund, if the Master Fund were to fail to qualify as a RIC, the Feeder Fund would likely fail to satisfy the asset diversification requirement and may therefore fail to qualify as a RIC. If the Feeder Fund fails to qualify as a RIC for any reason and becomes or remains subject to corporate-level income tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of distributions. Such a failure would have a material adverse effect on the Feeder Fund’s results of operations and financial conditions, and thus, the Members. See “Material U.S. Federal Income Tax Considerations—Taxation as a RIC.”

Difficulty Paying Required Distributions.

The distribution requirement for a RIC is satisfied if the Feeder Fund distributes to the Members, for each taxable year, an amount equal to at least the sum of (i) 90% of its ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, reduced by deductible expenses and (ii) 90% of its net tax-exempt income. For U.S. federal income tax purposes, the Master Fund will include in income certain amounts that it has not yet received in cash. For example, the Master Fund intends to elect to mark-to-market at the end of each taxable year its shares in the Underlying Funds that are treated as passive foreign investment companies (“PFICs”) or elect to treat such PFICs as “qualified electing funds” (“QEFs”). If the Master Fund were to make a mark-to-market election with respect to a PFIC, the Master Fund would recognize as ordinary income any increase in the value of such interests, and, as ordinary loss any decrease in such value to the extent it does not exceed prior increases included in income. Alternatively, if the Master Fund were to make a QEF election with respect to a PFIC, the Master Fund generally would be required to include annually in income its pro rata share of the ordinary earnings and net capital gain of the PFIC, regardless of whether it actually received any distributions from the PFIC. Losses of a PFIC for which a QEF election has been made will not pass through to the Master Fund. In order to make a QEF election, the Master Fund would be required to obtain certain information from PFICs in which it invests, which in many cases may be difficult to obtain. Under the mark-to-market or the QEF election, the Master Fund may be required to recognize in a year income in excess of the Master Fund’s distributions from the Underlying Funds and such income will nevertheless be subject to the Master Fund’s Annual Distribution Requirement. If the Master Fund is required to make a distribution to its members, including the Feeder Fund, then the Feeder Fund will also be required to make a corresponding distribution to the Members. In addition, transactions of the Master Fund through Partnership Underlying Funds (as defined below) are subject to special tax rules of the Code that may, among other things, accelerate the recognition of income without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs). See “Material U.S. Federal Income Tax Considerations—Taxation as a RIC.”

Taxable Distribution of Units.

The Feeder Fund maintains an “opt out” dividend reinvestment plan for the Members. As a result, when the Feeder Fund declares a dividend, each Member that has not made a Distribution Election will automatically have their dividends reinvested in additional Units. To the extent Members make a Distribution Election, the Feeder Fund will pay such Member his, her or its Distribution in cash.

Members who receive distributions of Units will be subject to the same U.S. federal, state and local tax consequences as if they received cash distributions, but will not have received cash from the Feeder Fund with which to pay such taxes. If the Feeder Fund makes such a distribution, each of the taxable U.S. Members will be required to treat the total value of the distribution that each such Member receives as a dividend, to the extent of each such Member’s pro rata share of the Feeder Fund’s current and accumulated earnings and profits. With respect to Non-U.S. Members, the Feeder Fund may be required to withhold U.S. federal income tax with respect to dividends, including dividends that are paid in Units. See “Distributions” and “Material U.S. Federal Income Tax Considerations.”

Members May Not Participate in Management.

Members are not entitled to participate in the management of the Feeder Fund or the conduct of its business.

Involuntary Repurchase of Member’s Units.

Under the limited circumstances listed under “Repurchases of Units—Mandatory Repurchases,” the Feeder Fund may repurchase a Member’s Units without the Member’s consent.

Reliance on Corporate Management and Financial Reporting.

Certain of the strategies implemented by Underlying Funds rely on the financial information made available by the issuers in which the Underlying Funds place assets. None of Ironwood, the Board, the Underlying Funds or the Underlying Advisers have the ability to independently verify the financial information disseminated by these issuers and are dependent upon the integrity of both the management of these issuers and the financial reporting process in general. Corporate mismanagement, fraud and accounting irregularities can result in both issuer-specific losses and broad market uncertainty.

Underlying Funds Not Registered.

The Underlying Funds typically are not registered as investment companies under the 1940 Act and, therefore, the Fund is not entitled to the protections of the 1940 Act with respect to the Underlying Funds. For example, the Underlying Funds typically are not required to, and may not, hold custody of their assets in accordance with the requirements of the 1940 Act. As a result, bankruptcy or fraud at institutions, such as brokerage firms, banks or administrators, into whose custody those Underlying Funds have placed their assets, could impair the operational capabilities or the capital position of the Underlying Funds and may, in turn, have an adverse impact on the Feeder Fund. Further, the Underlying Funds in which the Master Fund invests typically are not subject to the disclosure and other investor protection requirements that would be applicable if their securities were registered or publicly traded.

“Soft Dollar” Payments.

In selecting brokers, banks and dealers to effect portfolio transactions, certain Underlying Advisers may consider such factors as price, the ability of brokers, banks and dealers to effect transactions, their facilities, reliability and financial responsibility, as well as any products or services provided, or expenses paid, by such brokers, banks and dealers. Products and services may include research items used by the Underlying Advisers in making investment decisions and expenses may include general overhead expenses of such manager. Such “soft dollar” benefits may cause an Underlying Adviser to execute a transaction with a specific broker, bank or dealer even though it may not offer the lowest transaction fees.

Other Accounts Advised by Underlying Advisers.

The Underlying Advisers may manage other accounts (including other accounts in which such Underlying Funds may have an interest) which, together with accounts already being managed, could increase the level of competition for the same trades that the relevant Underlying Fund might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security or futures contract at a price indicated by an Underlying Adviser’s strategy.

Sole Principal Managers.

Some of the Underlying Funds to which the Fund may allocate capital may be managed by Underlying Advisers that have only one principal. If that individual died or became incapacitated, the Fund might sustain losses.

Turnover.

The Master Fund’s activities involve investment in the Underlying Funds, which may invest on the basis of short-term market considerations. The turnover rate within the Underlying Funds may be significant, potentially involving substantial brokerage commissions and fees. The Feeder Fund will have no control over this turnover. As a result of this turnover, it is anticipated that the Feeder Fund’s income and gains, if any, will be primarily derived from ordinary income and short-term capital gains. In addition, the withdrawal of the Master Fund from an Underlying Fund could involve expenses to the Master Fund under the terms of the Master Fund’s investment.

Changes in Underlying Funds and Allocations; Allocation Risk

Ironwood may from time to time select new or replacement Underlying Funds and change the percentage of Master Fund assets allocated to each Underlying Fund. These changes will be made in Ironwood’s sole discretion, subject to the Underlying Funds’ liquidity constraints. The Feeder Fund’s success depends to a great extent on Ironwood’s ability to identify and allocate assets successfully among Underlying Funds.

The selection of Underlying Funds by Ironwood and the allocation of the Master Fund’s assets to Underlying Funds could cause the Feeder Fund to lose value or its results to lag relevant benchmarks or other funds with similar investment objectives and strategies. The Feeder Fund could miss attractive investment opportunities by underweighting strategies that subsequently experience significant returns and could lose value by overweighting strategies that subsequently experience significant losses.

Other Trading Strategies.

Certain of the Underlying Funds may employ strategies for which no specific “risk factors” are provided. Nevertheless, such strategies should be considered to be speculative, volatile, and, in general, no less risky than other strategies more fully described herein.

Inability to Vote or Exercise Control.

The Master Fund often elects to hold non-voting securities in Underlying Funds or waive the right to vote in respect of an Underlying Fund. In such cases, the Master Fund will not be able to vote on matters that require the approval of the interest holders of the Underlying Fund, including matters adverse to the Members. The Master Fund does not intend to acquire a sufficient percentage of the economic units in any Underlying Fund to cause the Master Fund to control the Underlying Fund. Applicable securities and banking rules and interpretations may limit the percentage of voting or non-voting securities of any Underlying Fund that may be held by the Master Fund. In any event, the Underlying Funds often do not provide their shareholders or limited partners with an ability to vote except under limited circumstances.

Inability to Invest in Underlying Funds.

In the event that the Master Fund is able to make investments in Underlying Funds only at certain times, the Feeder Fund and/or the Master Fund may invest any portion of its assets that is not invested in Underlying Funds in money market securities or other liquid assets, pending investment in Underlying Funds. During this time that the Master Fund’s assets are not invested in Underlying Funds, that portion of the Feeder Fund’s assets will not be used to pursue the Feeder Fund’s investment objective.

Indemnification of Underlying Advisers.

The Underlying Funds generally indemnify their corresponding Underlying Advisers and their affiliates from any liability, damage, cost or expense arising out of, among other things, certain acts or omissions. The Underlying Advisers often have broad limitations on liability and indemnification rights.

Additional Government or Market Regulation.

Market disruptions and the dramatic increase in the capital allocated to alternative investment strategies during the past decade have led to increased governmental, as well as self-regulatory, scrutiny of the “hedge fund” and financial services industry in general. Certain legislation requiring greater regulation of the industry, such as the Dodd-Frank Act, enacted in July 2010, is considered periodically by the U.S. Congress, as well as the governing bodies of non-U.S. jurisdictions. Any such laws or regulations could have a material adverse impact on the profit potential of the Fund, as well as require increased transparency as to the identity of the Members. In addition, the SEC proposed amendments in January 2022 and February 2022 that would, among other things, require an increase in the frequency of disclosure of private fund trading activity, require private fund advisers to provide additional reporting to investors and prohibit private fund advisers from providing certain types of preferential treatment to investors. Such proposed amendments could, if enacted as proposed, affect the Underlying Funds, their operations and their strategies and could render certain strategies pursued by the Underlying Funds impractical. In addition, there continues to be evolving regulatory requirements that may impact registered investment companies such as the Fund. It is impossible to predict what, if any, changes in the regulations applicable to the Fund, Ironwood, the Underlying Funds, the Underlying Advisers, the markets in which they trade and invest or the counterparties with which they do business may be instituted in the future.

Market Disruptions; Governmental Intervention.

The global financial markets have in the past and in recent years gone through pervasive and fundamental disruptions that have led to extensive and unprecedented governmental intervention. Such intervention was in certain cases implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions.

The Fund may incur major losses in the event of disrupted markets and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. The financing available to the Fund and the Underlying Funds from their respective banks, dealers and other counterparties is typically reduced in disrupted markets. Such a reduction may result in substantial losses to the Fund. Market disruptions may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

Operational and Information Security Risk from Software or Cyber Failures.

A software or cyber failure refers to both intentional and unintentional events that may cause a business to lose proprietary information, suffer data corruption or lose operational capacity. The Fund and its service providers may be prone to operational and information security risks resulting from software or cyber failures. Cyber failures include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, ransomware attacks, the unauthorized release of confidential information, impersonation or manipulation of authorized users or various other forms of cyber security breaches. Software or cyber failures affecting the Fund, Ironwood, the Fund’s administrators, custodians or other third-party service providers may adversely impact the Fund. For instance, software or cyber failures may interfere with the processing of Unit holder transactions, impact the ability to calculate the value of the Fund’s Units, cause the release of private Unit holder information or other confidential information, impede trading, result in fraudulent or misdirected wire transfers, subject the Fund and its service providers to regulatory fines or financial losses and cause reputational damage. Similar types of risks are also present for other market participants, including the Underlying Funds and Underlying Advisers, which may have material adverse consequences for the Fund, and may cause the Fund’s investment to lose value. In addition, the widespread use of virtual meetings and other technologies in workplaces may increase cyber security risk. The Fund and its service providers may incur additional costs relating to cyber security management and preparations, and such preparations, though taken in good faith, may be inadequate. The scope of the risk from software and cyber failures and related mitigation techniques is difficult to predict and is subject to continuing change.

Alternative Data-Based Investing.

Investment and market analysis increasingly relies on inputs from so called “alternative data”—a phrase generally referring to information previously not available to professional investors because, for example, the implementing technology is relatively new (e.g., geolocation, equipment sensor, and “scraped” or “aggregated” website data), the information previously was held as proprietary (e.g., credit card processor, payroll, and shipping data), or the information was simply too unwieldy or expensive to manage. Risks associated with alternative data include the possibility of new legal and regulatory frameworks targeting collection, marketing and use of data (particularly relating to cybersecurity and privacy), technological changes that may make data more or less useful, changes in the marketplace for data (which is relatively new and fragmented), etc. For example, nearly all professional investors making regular use of alternative data rely on third-party data sellers or brokers and therefore are exposed to the possibility both that data may become unavailable or that it was improperly or illegally collected or handled, with derivative liability potentially extending to the investor purchasing the data. Insider trading and “fair practice” laws generally are untested in this sector and therefore present risks for alternative data-based investing. Holding sensitive data of any type also increases the risk of an Underlying Adviser being targeted in various ways, e.g., by cyber-attackers, insider theft, government investigation, civil plaintiffs, etc. Additional commercial risks relate to the prospect that investment decisions based on alternative data may be flawed for various reasons, including incomplete, “dirty” or misunderstood data and gaps or flaws in technology used to collect and analyze data. Substantial legal and technical costs may be incurred in responding to any of these risks and developments.

Artificial Intelligence and Machine Driven Investing.

As computing technology and data analytics continually advance there has been an increasing trend towards machine driven and artificially intelligent trading systems, particularly providing such systems with increasing levels of autonomy in trading decisions. More recently, advancements in the artificial intelligence sector have rapidly developed. In light of such advancements, regulators are increasingly focused on considering regulations and market restrictions on the artificial intelligence sector. Such regulations may relate to algorithmic and other machine assisted trading strategies, including efforts to require pre-testing of such techniques, to impose automatic volume controls and/or to impose liability for negative or manipulative market impacts of such trading. Such restrictions may also impair the operation of fully autonomous trading systems and technologies, either by design or inadvertently. In addition, such technologies are relatively recent developments and may be subject to one or more undetected errors, defects or security vulnerabilities. Some such errors may only be discovered after a product or service has been used by end customers or after substantial operations in the market place. Any exploitable errors or security vulnerabilities discovered after such products are in wide spread operation could result in substantial loss of revenues or assets, or material liabilities or sanctions. The potential speed of such trading technology may exacerbate the impact of any such flaws, particularly where such flaws are exploited by other artificially intelligent systems and may act to impair or prevent the intervention of a human control.

High Frequency Trading.

There has been an increased regulatory and Congressional focus on the structure of the U.S. equity markets over the last several years, and particularly since the so-called “flash crash” of May 6, 2010. The SEC, FINRA and the national securities exchanges have proposed, adopted or are in the process of implementing several initiatives aimed at addressing the oversight, integrity and resilience of the markets. The Underlying Funds in which the Fund invests may depend on the volume of trading and the integrity of the global capital markets in order to achieve liquidity and generate returns. Trading and clearing volumes are directly affected by economic, political and market conditions, broad trends in business and finance, unforeseen market closures or other disruptions in trading, the level and volatility of interest rates, inflation, changes in price levels of securities and the overall level of investor confidence. In recent years, trading and clearing volumes across the markets have fluctuated significantly depending on market conditions and other factors beyond the Fund’s control. Current initiatives being considered by regulators and governments, such as restrictions on algorithmic (high-frequency) trading, could have a material adverse effect on overall trading and clearing volumes. Declines in trading and clearing volumes may also impact the Underlying Funds’ market share or pricing structures and adversely affect their business and financial condition.

THE FOREGOING LIST OF “RISK FACTORS” IS NOT A COMPLETE ENUMERATION OR EXPLANATION OF THE RISKS INVOLVED IN AN INVESTMENT IN THE FEEDER FUND. PROSPECTIVE MEMBERS SHOULD READ THIS ENTIRE PROSPECTUS AND CONSULT WITH THEIR OWN LEGAL, TAX AND FINANCIAL ADVISORS BEFORE DECIDING TO INVEST IN THE FEEDER FUND.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

VOTING

Each Member has the right to cast a number of votes based on the number of Units held by such Member at any meeting of Members called by the (i) Directors or (ii) Members holding at least a majority of the total number of votes eligible to be cast by all Members. Members are entitled to vote on any matter on which shareholders of a registered investment company organized as a corporation would be entitled to vote, including selection of Directors. Except for the exercise of their voting privileges, Members are not entitled to participate in the management or control of the Fund’s business and may not act for or bind the Fund.

Long Term Debt [Table Text Block]

CREDIT FACILITY

The Master Fund may enter into one or more credit agreements, note purchase agreements or other similar agreements negotiated on market terms (each, a “Borrowing Transaction”) with banks or other financial institutions not affiliated with Ironwood but which, subject to applicable law, may or may not be affiliated with an Underlying Adviser, Underlying Fund and/or another service provider to the Master Fund, an Underlying Adviser, an Underlying Fund or any of their respective affiliates (each, a “Financial Institution”) as chosen by Ironwood and approved by the Board of the Master Fund. The Master Fund may borrow under a credit facility for a number of reasons, including, without limitation, to pay fees and expenses, to make annual income distributions and to satisfy certain repurchase offers in a timely manner to ensure liquidity for the investors. To facilitate such Borrowing Transactions, the Master Fund typically pledges its assets to the Financial Institution.

The Master Fund currently maintains a credit facility (the “SocGen Facility”) with Société Générale as agent (in such capacity, the “SocGen Facility Provider Agent”) and a third-party lender (the “SocGen Facility Lender”). The SocGen Facility is for a three-year term (maturity in 2025). The SocGen Facility may be terminated by the SocGen Facility Lender prior to maturity upon 150 days prior written notice to the Master Fund. The Master Fund also currently maintains a credit facility (the “MUFG Facility”, and together with the SocGen Facility, each a “Facility” and collectively, the “Facilities”) with MUFG Alternative Fund Services (Cayman) Limited, as lender (“MUFG”, and together with the SocGen Facility Provider Agent, the “Facility Provider Agents”). The MUFG Facility is for a three-year term (maturity in 2026). The MUFG Facility may be terminated by MUFG prior to each anniversary of the closing date upon 120 days prior written notice to the Master Fund.

The Master Fund has granted security interests over certain of its assets (the “Collateral”), including securities accounts and cash accounts maintained with the Custodian, to Société Générale, as collateral sharing agent or as collateral agent (together with its successors and permitted assigns, collectively, the “Collateral Agent”), for itself, the Facility Provider Agents and the SocGen Facility Lender, as applicable, to secure the Master Fund’s obligations under the Facilities. Each Facility may be terminated and required to be repaid upon the occurrence of an event of default thereunder. Such events of default include, without limitation, failure to pay principal, interest, fees or other amounts when due, misrepresentations or failures to comply with certain covenants and conditions, misconduct of the Master Fund or Ironwood, or the directors or officers of either the Master Fund or Ironwood, bankruptcy or insolvency events, cross default to the Master Fund’s other indebtedness exceeding a specified threshold amount, the occurrence of certain material adverse events with respect to the Master Fund, the Custodian or Ironwood, a suspension of the calculation of the Net Asset Value of the Fund, and the failure of the security interest to constitute a valid and perfected first priority security interest (subject to certain permitted liens) in the Collateral. In the event that the Master Fund does not repay a Facility at maturity thereof or upon the occurrence of an event of default thereunder, the Collateral Agent shall be entitled to foreclose on its security interest in the Collateral and force a sale or redemption of all or a portion thereof.

Outstanding Securities [Table Text Block]

As of July 31, 2023, there is only a single class of Units authorized as follows:

Title of Class	Amount Authorized	Amount Held by the Feeder Fund or for its Account	Amount Outstanding (Exclusive of Amount Held by the Feeder Fund or for its Accounts)
Units of Limited Liability Company Interest	Unlimited	None	2,110,334.224

Outstanding Security, Title [Text Block]			Units of Limited Liability Company Interest
Outstanding Security, Not Held [Shares]			2,110,334.224
Closed-End Fund; Limited Liquidity; Units Not Listed; Repurchases of Units [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Fund; Limited Liquidity; Units Not Listed; Repurchases of Units.

The Feeder Fund and the Master Fund are each a closed-end, non-diversified, management investment company under the 1940 Act designed primarily for long-term investment and is not intended to be a trading vehicle. Units are not redeemable. Investors should not invest in the Feeder Fund if they need a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on net asset value. In order to be able to meet daily redemption requests, mutual funds are subject to more stringent liquidity requirements than closed-end funds. In particular, a mutual fund generally may not invest more than 15% of its net assets in illiquid securities. Ironwood believes that unique investment opportunities exist in the market for Underlying Funds. However, these investments are generally illiquid and an open-end fund’s ability to make such investments is limited. For this reason, among others, the Feeder Fund and the Master Fund have each been organized as a closed-end fund.

The Feeder Fund does not intend to list its Units for trading on any securities exchange. There is no secondary trading market for the Units and none is expected to develop. Because the Feeder Fund is a closed-end investment company, the Units are, therefore, not readily marketable. The Feeder Fund is not required to repurchase its Units at the option of Members and Units are not exchangeable for interests of any other fund. Although the Board, in its complete and absolute discretion, may cause the Feeder Fund to make Offers to repurchase outstanding Units at their net asset value, the Units are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. The number of Units that the Feeder Fund will make Offers to repurchase during any Offer is determined by the Board, in its complete and absolute discretion, and such number may be all or any portion of the Feeder Fund’s outstanding Units.

In addition, in extreme cases, the Feeder Fund may not be able to complete repurchases due to the Master Fund’s holding of illiquid investments in interests of the Underlying Funds. Members whose Units are repurchased will bear the risk that the Feeder Fund’s net asset value may fluctuate significantly between the time that they submit their Offer Acceptances and the effective date of the repurchase (i.e., the Repurchase Date). Further, Offers, if any, may be suspended or postponed in the complete and absolute discretion of the Board.

An investment in the Feeder Fund is appropriate only for investors who can bear the risks associated with the limited liquidity of the Units and the investments of the Master Fund in the Underlying Funds as well as the limited liquidity of the investments owned by the Underlying Funds. See “Eligible Investors” and “Repurchases of Units.” Also, because the Units will not be listed on any securities exchange, the Feeder Fund is not required, and does not intend, to hold annual meetings of its Members.

Ironwood expects that it will recommend to the Board that the Feeder Fund offer to repurchase Units from Members on the Repurchase Dates. In addition, a Member that requests a repurchase of such Member’s Units subject to a Lock-Up Period will be subject to an Early Repurchase Fee of 5.00% of the amount being repurchased by the Feeder Fund, payable to the Feeder Fund. Units are not freely transferable. As there is no market for Units and none is expected to develop, Members may not be able to liquidate their investment in the event of an emergency or for any other reason and Units may not be readily accepted as collateral for a loan. In addition, illiquidity of the Master Fund’s investments (Underlying Funds may only allow redemptions on an annual or more irregular basis and may impose limits on the amount of redemptions) or an Underlying Fund’s investments may prevent the Feeder Fund from making prompt payment of repurchase proceeds. Each Underlying Fund has substantial restrictions on the ability of investors (including the Master Fund) to redeem their interest therein and broad authority to suspend redemptions of interests therein. None of Ironwood, the Board or any of their respective employees or other affiliates has any control over any Underlying Fund or any Underlying Adviser. Therefore, due to circumstances entirely outside of the control of Ironwood, the Board and any of their respective affiliates, the Feeder Fund may be unable to repurchase Units as of any Repurchase Date. Further, in certain limited circumstances, the Feeder Fund may delay offers to repurchase Units and/or pay for repurchased Units in kind rather than in cash.

Illiquidity of Master Fund Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity of Master Fund Investments.

The Master Fund invests all or most of its assets in Underlying Funds where Ironwood has no control over the trading policies or strategies of such entities and does not have the same ability as with separate accounts to react quickly to changing investment circumstances due to the limited liquidity of these types of investment.

Underlying Funds may implement liquidity constraints, such as “gates,” “side pockets,” suspension of withdrawals/net asset value calculations, withdrawals in kind, special liquidity vehicles, lock-ups, withdrawal fees and less frequent withdrawal rights. Ironwood has no control over the liquidity of the Underlying Funds (except at original investment) and depends on the Underlying Fund to provide valuations as well as liquidity in order to process withdrawals. Members must recognize that under certain circumstances, repurchases may be materially restricted or delayed due to the Underlying Funds’ illiquidity. In some cases, Ironwood may have allocated Fund assets to Underlying Funds which Ironwood later intends to liquidate but the Fund is unable to do so promptly due to liquidity constraints imposed by such Underlying Funds. To the extent that a material portion of the Fund’s assets are allocated to Underlying Funds that take such actions, the Fund will likely be unable to withdraw from such Underlying Funds for an extended period of time notwithstanding a desire to do so. Such inability to withdraw from such Underlying Funds could expose the Fund to losses it may have avoided if it had been able to allocate away from such Underlying Funds.

The complicated and often protracted process of withdrawing from Underlying Funds could hinder the Fund’s ability to repurchase Units from Members in a timely manner, as well as the Fund’s ability to adjust its Underlying Fund allocations. It could also cause the Fund’s portfolio to become unbalanced in the event the Fund withdraws from its more liquid Underlying Funds to fund the Fund’s repurchases or expenses; provided, however, that Ironwood limits the percentage of Units subject to any Offer to mitigate such risks, although it will be impossible to eliminate such risks. Also, to the extent that a material portion of Underlying Funds suspend the calculation of net asset value, Ironwood may be unable to calculate the Master Fund’s net asset value.

Underlying Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Fund Risk.

The Master Fund’s approach to investing in multiple Underlying Funds is subject to the possibility of loss due to an Underlying Fund’s fraud, intentional or inadvertent deviations from a predefined investment strategy (including excessive concentration, directional investing outside of predefined ranges, excessive leverage or new capital markets) or simply poor judgment. During the lifetime of the Fund, there could be material changes in one or more Underlying Funds, including changes in control, initial public offerings and mergers. The effect of such changes on an Underlying Fund cannot be predicted but could be material and adverse. Given the limited liquidity of the Underlying Funds, the Fund may not be able to quickly alter its portfolio allocation in response to any such changes, resulting in substantial losses.

Non-Diversified Status Under the 1940 Act [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status Under the 1940 Act.

The Feeder Fund and the Master Fund are each a “non-diversified” investment company under the 1940 Act. Thus, there are no limitations imposed by the 1940 Act on the percentage of the Master Fund’s assets that may be invested in the securities of any one issuer. This may result in the Master Fund’s investment portfolio being more susceptible to a single economic, political or regulatory occurrence than would be the case if the Master Fund were operated as a diversified investment company under the 1940 Act. The Master Fund generally will not invest more than 10% of its assets (measured at the time of purchase) in the securities of a single Underlying Fund (or any group of Underlying Funds managed by a single Underlying Adviser or group of affiliated Underlying Advisers), although it has the discretion to do so.

No Guarantee of Investment Program Success [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		No Guarantee of Investment Program Success. No guarantee or representation is made that the Fund’s investment program will be successful.
General Economic and Market Conditions and Political Uncertainty [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic and Market Conditions and Political Uncertainty.

The success of the Underlying Funds’ and the Fund’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances.

Although globally and among developed countries there has been a relatively stable political environment for decades, recent events, including the Russian invasion of Ukraine that began in February 2022 and the COVID-19 pandemic, have impacted global stability and markets. As a result, international policies, relationships and trade agreements, which have generally been perceived as stable or evolving only slowly in the post-WWII period, are in flux. Adjustments in major trade relationships include the United Kingdom’s withdrawal from the European Union, the United States’ renegotiation of the North American Free Trade Agreement and reassessment of its various other existing trade agreements, and the imposition of broad sanctions on Russia and others supporting Russia’s economy or military efforts. Such measures have already been met by retaliatory measures from other countries and could cause potential escalation in protectionist behavior leading to a drag on growth prospects as trade and investment and productivity growth are reinforcing and linked.

Furthermore, the administration in the United States could also significantly impact the regulation of United States financial markets. Areas subject to potential change, amendment or repeal include the Dodd-Frank Act, the authority of the Federal Reserve and administrative agencies. It is not possible to predict which, if any, of these actions will be taken or, if taken, their effect on the economy, securities markets or the financial stability of the United States.

Other drivers of geopolitical, economic and market risk may also come from, among other things, increased political tension on the international stage, substantial slowdown and outright recessions in certain markets, pressure on oil prices, rising corporate leverage, rising interest rates globally, historically high inflation rates, structural stresses in Europe and Asia, public health issues like pandemics or epidemics, international terrorist activity, armed conflict and risk of armed conflict in the Middle East, East Asia, Europe and elsewhere and the reduced ability of bank proprietary trading desks or dealer balance sheets to meet liquidity shocks. The severity and duration of the conflict between Russia and Ukraine and its impact on global markets are impossible to predict. Such factors may affect the level and volatility of security prices and liquidity of the Fund’s investments.

Beginning in January 2020, global financial markets experienced significant volatility resulting from the spread of a novel coronavirus known as COVID-19 and such volatility has had significant economic impact. The outbreak of COVID-19 resulted in, among other things, travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. Although vaccines have been developed, the ultimate impact of COVID-19, and other epidemics and pandemics that may arise in the future, is difficult to predict, which may impact the Fund’s performance and heighten the other risks discussed in this prospectus.

Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments.

Any of these developments, or the perception that any of these developments are likely to occur or worsen, could have a material adverse effect on economic growth or business activity, result in the relocation of businesses, cause business interruptions, lead to economic recession or depression, and impact the stability of financial markets or financial institutions and the financial and monetary system. The Underlying Funds and the Fund may be affected by these developments in ways that are not foreseeable, and there is a possibility that such developments could have a significant adverse effect on the Fund and its ability to achieve its investment objective.

Market Turmoil [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Turmoil.

Market turmoil may negatively affect the Fund’s performance and its ability to withdraw from the Underlying Funds. Both the credit and equity markets experienced unprecedented turmoil during 2007-2009, resulting in the credit markets becoming illiquid, credit spreads widening and the equity markets losing substantial value. Such market conditions caused many private investment funds to suffer substantial losses. At the same time, some funds implemented withdrawal gates, designated investments, illiquid investment provisions or suspended withdrawals in response to increased withdrawal requests, and other actions that might have adversely affected the Fund’s ability to withdraw from the Underlying Funds. Such market turmoil may occur in the future, which may cause some funds to suffer substantial losses and/or implement measures that adversely affect the Fund. Similarly, sudden and significant levels of turmoil, credit market disruption and equity market losses were experienced in the first quarter of 2020 as a result of COVID-19 related economic shocks. More recently, geopolitical instability, historically high inflation rates, supply chain disruptions, continued disruptions due to the COVID-19 pandemic and volatility in the banking sector have led to market turbulence, and the extent and duration of such market turbulence are impossible to predict. In addition, the expanded influence of social media platforms on the market, combined with the access to commission-free retail brokerage, can exacerbate the volatility of particular issuers without regard to the fundamental value or the financial results of such issuers.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk.

The Fund’s investment approach is subject to various investment-related types of risks, including market risk. Market risk includes unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of riskier assets and contraction of available credit or other financing sources.

Investment Strategies Generally [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Strategies Generally.

While certain Underlying Funds use “relative value” hedging or arbitrage strategies, this in no respect should be taken to imply that the Master Fund’s investments in such Underlying Funds are without risk. Substantial losses may be recognized on “hedge” or “arbitrage” positions and illiquidity and default on one side of a position can effectively result in the position being transformed into a speculative position. Every relative value strategy involves exposure to some second-order risk of the market, such as the implied volatility in convertible bonds or warrants, the yield spread between similar-term government bonds or the price spread between different classes of stock for the same underlying firm. Further, many “relative value” Underlying Funds employ limited directional strategies which expose such Underlying Funds to certain market risk.

Credit Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Markets.

Certain of the Underlying Funds will concentrate on the credit markets, attempting to take advantage of relative mispricings. The identification of attractive investment opportunities in disrupted credit markets is difficult and involves a significant degree of uncertainty.

The credit markets are, in general, highly susceptible to interest-rate movements, government interference, economic news and investor sentiments. There was significant volatility in the credit markets in 2007-2009 and again in the first quarter of 2020, and the credit markets more recently entered a new period of volatility in 2022. During periods of “credit squeezes” or “flights to quality,” the market for credit instruments other than U.S. treasury bills can be substantially reduced. This poses the risk that leveraged credit instrument positions held by Underlying Funds that pursue credit related investment strategies may need to be sold at discounts to fair value of outstanding positions, resulting in additional margin calls as loan to value triggers are hit under prime brokerage and swap agreements. Such downward pressures on price and leverage could cause substantial or total losses for Underlying Funds implementing credit strategies. Moreover, even if such Underlying Funds do not implement leverage strategies, forced sales from those funds into illiquid markets due to investor withdrawals could result in substantial losses.

Short Selling and Futures Trading [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Selling and Futures Trading.

Some of the Underlying Funds use high-risk strategies, such as selling securities short and futures trading. Short selling exposes the seller to unlimited risk due to the lack of an upper limit on the price to which a security may rise. Emergency short sale rules have been adopted by the SEC and other financial market regulators. At times of extreme market stress, such limitations may materially adversely impact the implementation of certain trading strategies making them uneconomical or impractical to implement, exposing the Fund to potential material losses. For example, commodity futures prices can be highly volatile. Because of the low margin deposits normally required in futures trading, an extremely high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a commodity futures contract may result in an Underlying Fund incurring substantial losses. In addition, if it is determined by the broader market that an Underlying Fund (and others) are short a heavily shorted security, the Underlying Fund may be susceptible to the risk that groups of investors may coordinate, on social media or otherwise, to drive up the price of the short position for the purpose of causing the holders of such positions, including the Underlying Fund, to close out of such positions.

Forward Trading [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Forward Trading.

Underlying Funds may engage in forward trading. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated;

there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration.

There have been periods during which certain participants in these markets have been unable to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Underlying Funds due to unusually high trading volume, political intervention or other factors.

Risk and Event Arbitrage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk and Event Arbitrage.

In pursuing risk and event arbitrage opportunities, certain Underlying Funds may seek to purchase securities at prices below their anticipated value following the occurrence of a predicted event, including proposed mergers, tender offers, spin-offs or similar transactions. Such purchase price may be in excess of the market price of the securities immediately prior to the announcement of the proposed transaction. If the proposed transaction is not consummated or is delayed, the market price of the security may decline and result in losses to the Feeder Fund. In certain transactions, the Underlying Fund may not be hedged against market fluctuations unrelated to the anticipated transaction but which may affect the value of the consideration to be received. This may result in losses, even if the proposed transaction is consummated.

Investment in Restricted Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment in Restricted Securities.

While most of the Underlying Funds invest only in marketable instruments, certain Underlying Funds, especially those implementing private investment strategies, invest in restricted or non-marketable securities. In certain circumstances, such investments could limit the liquidity of the Master Fund’s investments in such Underlying Funds.

Investment Commitments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Commitments.

Certain Underlying Funds may request advance commitments to invest by the Master Fund. In such a case, the Master Fund agrees to invest up to a specific amount when and if requested to do so by the Underlying Fund. This exposes the Master Fund to the risk that the investment may no longer be desirable when it is required to be made. Further, the Master Fund must manage its available cash, including through maintaining capacity to borrow, so as to have cash on hand to complete the investment when required. Commitments of this nature can represent material obligations of the Master Fund.

Investment in Distressed and Low Credit Quality Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment in Distressed and Low Credit Quality Securities.

Certain Underlying Funds may acquire distressed securities and securities issued by companies with a low credit rating. Such securities tend to be highly volatile and illiquid. In addition, there may be a significant risk of payment default in the case of debt securities. The Underlying Fund’s ability to realize significant appreciation in the value of such securities may depend upon the issuer’s ability to achieve a successful reorganization or restructuring. The risk inherent in such securities may be offset by hedging techniques, but this may not always be the case. In some instances, hedging could compound the risk.

Equity Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities.

The value of the securities held by the Underlying Funds is subject to market risk, including changes in economic conditions, business conditions, growth rates, profits, interest rates and the market’s perception of these securities. The Feeder Fund’s net asset value will increase and decrease, reflecting fluctuations in the value of such securities.

Debt and Other Fixed Income Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt and Other Fixed Income Securities.

Fixed income securities are subject to interest rate, market and credit risk. Interest rate risk relates to changes in a security’s value as a result of changes in interest rates generally. Even though such instruments are investments that may promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when such interest rates rise. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase or decrease significantly in value when market interest rates fall or rise, respectively. After a brief period during which it increased interest rates above the historically low levels that followed the 2008 financial crisis, the U.S. Federal Reserve (the “Fed”) decreased interest rates back to near historically low levels. In recent years, the Fed has been increasing interest rates in light of inflationary pressures and further rate increases are expected. A substantial increase in interest rates could have a material adverse effect on fixed income investments and on the performance of the Fund. Market risk relates to the changes in the risk or perceived risk of an issuer, country or region. Credit risk relates to the ability of the issuer to make payments of principal and interest. The values of fixed income securities may be affected by changes in the credit rating or financial condition of the issuing entities. Fixed income securities denominated in non-U.S. currencies are also subject to the risk of a decline in the value of the denominating currency relative to the U.S. dollar.

LIBOR Rate Replacement [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIBOR Rate Replacement.

Changes relating to LIBOR may adversely affect the value of the LIBOR-indexed, floating-rate debt securities in an Underlying Fund’s portfolio. The United Kingdom’s Financial Conduct Authority (the “FCA”) announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings have ceased to be published or are no longer representative. All other LIBOR settings and certain other interbank rates ceased to be published or representative after December 31, 2021. In April 2023, however the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”), a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (“repo”) market, has been used increasingly on a voluntary basis in new instruments and transactions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act , which provides a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on SOFR that replace LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR. To the extent that an Underlying Fund’s debt investment portfolio bears interest rates indexed upon LIBOR or an Underlying Fund holds indebtedness which accrues interest indexed upon LIBOR rate, the use of a new replacement rate could reduce the Underlying Fund’s interest income or increase the Underlying Fund’s interest expense. The effect of the LIBOR transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. In addition, Underlying Funds may have investments in securities with values impacted by other interbank offered rates that may also cease to be published in the future.

Convertible Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities.

Convertible securities (“Convertibles”) are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security Convertibles) or dividends (preferred stocks). A Convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a Convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a Convertible usually falls. Since it is convertible into common stock, the Convertible generally has the same types of market and issuer risk as the underlying common stock. Convertibles that are debt securities are also subject to the normal risks associated with debt securities, such as interest rate risks, credit spread expansion and, ultimately, default risk, as discussed above. Convertibles are also prone to liquidity risk, as demand can dry up periodically and bid/ask spreads on bonds can widen significantly.

An issuer may be more likely to fail to make regular payments on a Convertible than on its other debt because other debt securities may have a prior claim on the issuer’s assets, particularly if the Convertible is preferred stock. However, Convertibles usually have a claim prior to the issuer’s common stock. In addition, for some Convertibles, the issuer can choose when to convert to common stock, or can “call” (redeem) the Convertible, which may be at times disadvantageous for an Underlying Fund. Finally, because Convertible arbitrage also involves the short sale of underlying common stock, the strategy is also subject to stock-borrowing risk, which is the risk that an Underlying Fund will be unable to sustain the short position in the underlying common shares.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk.

Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the respective markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by governments or central banks (or the failure to intervene) or by currency controls or political developments. Certain of the investments of the Underlying Funds are in currencies other than the U.S. dollar. Because the Feeder Fund maintains its books and records in U.S. dollars, exchange rate fluctuations may cause the value of these investments to diminish.

Trading in Derivatives Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Trading in Derivatives Markets.

The Underlying Funds may make use of various derivative instruments, such as Convertibles, options, futures, forwards and interest rate, credit default, total return and equity swaps. The use of derivative instruments involves a variety of material risks, including the extremely high degree of leverage sometimes embedded in such instruments. The derivatives markets may be characterized by limited liquidity, which can make it difficult as well as costly to close out open positions in order either to realize gains or to limit losses. The pricing relationships between derivatives and the instruments underlying such derivatives may not correlate with historical patterns, resulting in unexpected losses.

Use of derivatives and other techniques, such as short sales for hedging purposes involves certain additional risks, including (i) dependence on the ability to predict movements in the price of the securities hedged; (ii) imperfect correlation between movements in the securities on which the derivative is based and movements in the assets of the underlying portfolio; and (iii) possible impediments to effective portfolio management or the ability to meet short-term obligations because of the percentage of a portfolio’s assets segregated to cover its obligations. In addition, by hedging a particular position, any potential gain from an increase in the value of such position may be limited.

Over-the-Counter Derivatives Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Over-the-Counter Derivatives Transactions.

Although the Dodd Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) currently requires many over-the-counter (“OTC”) interest rate derivative transactions and certain credit default swaps previously entered into on a principal-to-principal basis to be submitted for clearing by a regulated clearinghouse and may require additional types of OTC derivatives transactions to be submitted for clearing in the future, certain of the derivatives that may be traded by an Underlying Fund may remain principal-to-principal or OTC contracts between an Underlying Fund and third parties entered into privately. The risk of counterparty nonperformance can be significant in the case of these OTC instruments and “bid-ask” spreads may be unusually wide in these OTC derivatives markets. While the Dodd-Frank Act is intended in part to reduce these risks, it is still uncertain whether the Dodd-Frank Act has been effective in reducing counterparty risk. To the extent not mitigated by implementation of the Dodd-Frank Act, if at all, the risks posed by such instruments and techniques, which can be extremely complex and may involve leveraging of the assets of one or more Underlying Funds, include: (1) counterparty credit risks (the exposure to the possibility of loss resulting from a counterparty’s failure to meet its financial obligations); (2) market risk (adverse movements in the price of a financial asset or commodity); (3) legal risks (the characterization of a transaction or a party’s legal capacity to enter into it could render the financial contract unenforceable and the insolvency or bankruptcy of a counterparty could preempt otherwise enforceable contract rights); (4) operational risk (inadequate controls, deficient procedures, human error, system failure or fraud); (5) documentation risk (exposure to losses resulting from inadequate documentation); (6) liquidity risk (exposure to losses created by inability to prematurely terminate the derivative); (7) systemic risk (the risk that financial difficulties in one institution or a major market disruption will cause uncontrollable financial harm to the financial system); (8) concentration risk (exposure to losses from the concentration of closely related risks, such as exposure to a particular industry or exposure linked to a particular entity); and (9) settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty).

Investments in Non-U.S. Underlying Funds and Non-U.S. Markets by Underlying Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Non-U.S. Underlying Funds and Non-U.S. Markets by Underlying Funds.

Substantially all of the Fund’s assets are invested in Underlying Funds organized outside of the United States. A jurisdiction in which one or more Underlying Funds may be organized may have limitations on the ability of the Master Fund as an investor in such Underlying Funds to enforce the Master Fund’s rights as an investor therein. Moreover, the laws of such jurisdiction may generally limit the rights of investors in an Underlying Fund. The Fund does not have limits on investments in Underlying Funds that are organized in any jurisdiction.

In addition, certain Underlying Funds may trade on securities and commodities markets located outside the United States. Trading on such markets between non-U.S. counterparties is not regulated by any U.S. government agency and may involve certain risks not applicable to trading on U.S. markets. For example, certain foreign markets are “principals’ markets” in which performance is the responsibility of the counterparty rather than a clearinghouse. Consequently, investments by the Underlying Funds in non-U.S. financial markets, including markets in developing countries, present political, regulatory and economic risks that are significant and that may differ in kind and degree from risks presented by investments in the United States and pose a range of potential risks that could include, depending upon the country involved, expropriation, confiscatory taxation, political or social instability, illiquidity, price volatility and market manipulation. In addition, less information may be available regarding non-U.S. issuers and non-U.S. companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Further, non-U.S. securities may not be as liquid as U.S. securities. Transaction costs of investing outside the United States are generally higher than in the United States. Higher costs result because of the cost of converting a non-U.S. currency to U.S. dollars, the payment of fixed brokerage commissions on some non-U.S. exchanges and the imposition of transfer taxes or transaction charges by non-U.S. exchanges. There is generally less government supervision and regulation of exchanges, brokers and issuers outside the United States than there is in the United States and there is greater difficulty in taking appropriate legal action in non-U.S. courts. Non-U.S. markets can also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions, thereby creating substantial delays and settlement failures that could adversely affect the Feeder Fund’s performance.

Use of Trading Systems by Underlying Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Trading Systems by Underlying Funds.

Certain Underlying Funds’ strategies require the use of systematic trading systems. As market dynamics shift over time (for example, due to changing market conditions and participants), a previously highly successful trading system often becomes outdated or inaccurate, perhaps without the Underlying Adviser recognizing that fact before substantial losses are incurred. There can be no assurance that an Underlying Adviser will be successful in continuing to develop and maintain effective quantitative trading systems. Systematic trading systems also rely heavily on computer hardware and software, online services and other computer-related or electronic technology and equipment to facilitate the Underlying Fund’s investment activities and may trade financial instruments through electronic trading or order routing systems. Electronic trading exposes such an Underlying Fund, and therefore the Feeder Fund, to the risk of system or component failure.

Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Strategy Risk.

The Feeder Fund is subject to strategy risk. Strategy risk is associated with the failure or deterioration of an entire strategy (such that most or all Underlying Funds in the strategy suffer significant losses). Strategy-specific losses can result from excessive concentration by multiple Underlying Funds in the same investment or broad events that adversely affect particular strategies (e.g., illiquidity within a given market).

Long/Short Equity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Long/Short Equity Risks. The Feeder Fund could incur significant losses in the long/short equities component of the Underlying Funds in the event of a substantial decline in the global stock markets.
Custody Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Custody Risk.

Institutions, such as brokerage firms, banks or limited partnerships, will have custody of the assets of the Feeder Fund, the Master Fund and each Underlying Fund. Often these assets will not be registered in the Fund’s name or, in certain cases, the name of the Feeder Fund, the Master Fund or any Underlying Funds. Bankruptcy or fraud at one of these institutions could indirectly impair the operational capabilities or capital position of the Master Fund and the Feeder Fund by impairing an Underlying Fund through which they have invested. Ironwood attempts to limit its direct investment transactions to well-capitalized and established banks and brokerage firms in an effort to mitigate such risks and all of the Fund’s assets will be custodied with the Custodian, although this may change in the future. Ironwood, however, will have no control over the banks, brokerage firms or other institutions used by the Underlying Fund to custody assets.

No Control of Fund Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Control of Fund Investments.

The Master Fund invests substantially all of its assets in Underlying Funds where Ironwood has no control over the trading policies or strategies of such entities and does not have the same ability as with separate accounts to react quickly to changing investment circumstances due to the limited liquidity of these types of investments.

Limited Access to Information on Underlying Funds’ Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Access to Information on Underlying Funds’ Investments.

Although Ironwood receives detailed information from each Underlying Fund regarding the Underlying Fund’s historical performance and investment strategy, Ironwood generally is not given access to real-time information regarding the actual investments made by the Underlying Funds. At any given time, Ironwood may not know the composition of the Underlying Funds’ portfolios with respect to the degree of hedged or directional positions, the extent of concentration risk or exposure to specific markets. In addition, Ironwood may not learn of significant structural changes, such as personnel, manager withdrawals or capital growth, until after the fact.

Reliability of Valuations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliability of Valuations.

Although the Board has designated Ironwood as valuation designee for the Master Fund and the Feeder Fund, with responsibility for the fair valuation of assets of the Master Fund and the Feeder Fund, subject to the Board’s oversight, the value of the Master Fund’s interest in each Underlying Fund is generally determined pursuant to the instrument governing such Underlying Fund, and reported by the relevant Underlying Adviser or such Underlying Fund’s administrator. As a general matter, the governing instruments of the Underlying Funds provide that any securities or investments that are illiquid, not traded on an exchange or in an established market or for which no value can be readily determined, are assigned such fair value as the respective Underlying Advisers may determine in their judgment based on various factors.

Such factors include, but are not limited to, dealer quotes or independent appraisals, and may include estimates. An Underlying Fund may also be required to make a valuation adjustment under Accounting Standards Codification Topic No. 820 (“ASC 820”). For instance, if an Underlying Fund has assets on deposit with a dealer that is in distress or has gone bankrupt, the Underlying Fund may under ASC 820 discount the value of those assets. The Fund Administrator relies on these estimates in calculating the Master Fund’s net asset value for reporting, repurchases, fees and other purposes, including reporting the Master Fund’s net asset value to the Feeder Fund and generally does not make any further adjustments; however, in accordance with its Valuation Policy, the Master Fund may adjust the value received from an Underlying Fund, and such adjustment could reduce the net asset value of the Master Fund. The Feeder Fund relies on this reporting for repurchases, reporting, fees and other purposes and generally does not make any adjustments with respect to payments made upon the Feeder Fund’s periodic repurchase of Units. Such valuations may not be indicative of what actual fair market value would be in an active, liquid or established market.

There may be extraordinary circumstances in which actual or estimated net asset values of Underlying Funds would be adjusted by Ironwood if Ironwood determines that a significant and unusual circumstance with an Underlying Fund warrants a net asset value adjustment under ASC 820. While the Board has designated fair valuation responsibility to Ironwood, which acts through its Valuation Committee, the ultimate oversight of the valuation of the Master Fund’s and the Feeder Fund’s assets rests with the Board.

Incentive Toward Riskier Strategies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Incentive Toward Riskier Strategies.

Most Underlying Advisers receive performance-based compensation calculated by reference to the investment performance of their corresponding Underlying Fund. Underlying Advisers compensated with performance fees may tend to incur more risk than those who receive fixed fees.

Use of Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Leverage.

The Underlying Funds generally use leverage by purchasing instruments with the use of borrowed funds, selling securities short and/or trading options or futures contracts, which would increase any loss incurred. The more leverage is employed, the more likely a substantial change will occur either up or down in the value of the Units. Because of the relatively small intrinsic profits in “hedge” or “arbitrage” positions, some Underlying Funds may acquire extremely large positions in an effort to meet their rate of return objectives. Consequently, they will be subject to major losses in the event that market disruptions destroy the hedged nature of such positions and are subject to the risk of “credit squeezes.” Unlike the Fund, Underlying Funds are not subject to limitations under the 1940 Act with respect to the use of leverage.

Global regulators are reviewing the use of leverage by hedge funds and may implement new reporting frameworks or even measures designed to limit leverage. While uncertain, any such change may reduce returns to the Underlying Funds and the Fund over time.

Credit Facilities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Facilities.

In the discretion of Ironwood, proceeds for repurchased Units may be funded through credit facilities provided to the Master Fund at prevailing market rates by the lender or its affiliates or from unaffiliated third parties. The Master Fund may also utilize credit facilities for portfolio management purposes. Should such credit facilities be utilized, the Feeder Fund would be subject to greater risk of loss than if it did not utilize such credit facilities. Moreover, the Feeder Fund would incur additional interest and other expenses with respect to such facilities.

Depending on market conditions, it may be both difficult and expensive to arrange credit facilities. The Fund believes that it will be able to maintain any obtained facility or replace any such obtained facility so as to retain a capability to bridge repurchases and subscriptions and provide leverage, but there can be no assurance that it will be able to maintain a facility over the long term at attractive rates.

Access to Credit and Overall Credit Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Access to Credit and Overall Credit Market Conditions.

As a general matter, the banks and dealers that provide financing to the Underlying Funds can apply essentially discretionary margin, haircut, financing and collateral valuation policies. Changes by banks and dealers in any of the foregoing may result in large margin calls, loss of financing and forced liquidations of positions at disadvantageous prices. There can be no assurance that any particular Underlying Fund will be able to secure or maintain adequate financing without which an investment in such Underlying Fund may not be a viable investment.

High Trading Volume [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Trading Volume.

Some of the investment strategies employed by the Underlying Funds may require a high volume of trading. Therefore, turnover and brokerage commissions may be greater than for other investment entities of similar size. In addition, the aggregate cost of operating the Fund, including the fees and expenses paid to Ironwood and the Underlying Funds, may constitute a higher percentage of total assets than for other investment entities.

Competition Among Underlying Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition Among Underlying Funds.

The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Feeder Fund to participate in positions that offset each other (in which case the Feeder Fund would bear its pro rata share of commissions and fees without the potential for a trading profit).

Lack of Diversification [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Diversification.

The Master Fund is not, and certain Underlying Funds may not be, subject to any formal diversification requirements. Further, the diversification by the Master Fund and any Underlying Fund may not always be significant and, even if significant, may not provide meaningful risk control, even though it may reduce the Master Fund’s or the Underlying Fund’s profit potential. Some of the Underlying Funds may concentrate their investments in only a few securities, industries or countries. Although the Master Fund’s overall investments may be diversified, concentration by individual Underlying Funds may cause a proportionately greater loss than if their investments had been spread over a larger number of investments.

No Assurance of Profits; Trading Method Variance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Assurance of Profits; Trading Method Variance.

There can be no assurance that any trading strategies will produce profitable results and the past performance of an Underlying Fund’s or Underlying Adviser’s trading strategies is not necessarily indicative of its respective future performance. Furthermore, Underlying Funds’ trading methods are dynamic and change over time; thus, an Underlying Fund will not always use the same trading method in the future that was used to compile its past performance record.

Limited Asset Allocation Flexibility [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Asset Allocation Flexibility.

One of the principal disadvantages and risks inherent in the Fund’s fund of funds structure is the restrictions imposed on the asset allocation flexibility and risk control capability of Ironwood as a result of the limited liquidity of the Underlying Funds in which the Fund invests. Certain Underlying Funds may permit redemptions only on a semi-annual, annual or less frequent basis or be subject to “lock-ups” or redemption “gates” that restrict redemptions. The Master Fund could be unable to redeem its capital from Underlying Funds for some months after Ironwood has determined that the Underlying Adviser operating such Underlying Fund has begun to deviate from its announced trading policies and strategy.

Multiple Levels of Fees and Expenses; Underlying Advisers’ Performance Fees [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple Levels of Fees and Expenses; Underlying Advisers’ Performance Fees.

The Master Fund will incur management, performance, advisory, sponsorship or other fees and expenses when investing in or allocating assets to Underlying Funds. Further, if the Underlying Funds invest in exchange-traded funds or similar managed products, the Master Fund will be subject to the fees and costs associated with such investments. In addition, Underlying Advisers’ performance fees are generally paid on a quarterly or annual basis. Therefore, an Underlying Adviser could receive performance fees in a year even though its corresponding Underlying Fund was unprofitable during such year. Once a performance fee is paid, the Underlying Adviser retains the fee regardless of subsequent performance of its corresponding Underlying Fund. Performance fees will be calculated separately for each Underlying Fund, so the Feeder Fund could bear substantial performance fees in respect of Underlying Funds whose trading is profitable even when the Feeder Fund as a whole has a loss.

Potential for Underlying Adviser Fraud or Misconduct [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential for Underlying Adviser Fraud or Misconduct.

When the Master Fund invests in an Underlying Fund, the Master Fund does not have custody of the assets or control over their investment. Therefore, there is always the risk that the Underlying Adviser could divert or abscond with the assets, fail to follow agreed-upon investment strategies, provide false reports of operations or engage in other misconduct. The Underlying Funds with whom the Master Fund invests are private and do not register their securities or investment advisory operations under federal or state securities laws. As such, the Master Fund’s investments in Underlying Funds are not subject to the same protections afforded to shareholders of registered funds.

Risk of Regulatory Action and Litigation; Possible Indemnification Obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Regulatory Action and Litigation; Possible Indemnification Obligations.

The Feeder Fund, the Master Fund and Ironwood could be named as a defendant in, or otherwise become involved in, litigation or a regulatory proceeding. Legal and regulatory actions can be time-consuming and expensive, and can frequently lead to unexpected delays or losses. The outcome of such proceedings, which may materially and adversely affect the value of the Fund, may be impossible to anticipate, and such proceedings may continue without resolution for long periods of time. Litigation may consume substantial amounts of Ironwood’s time and attention, often to an extent disproportionate to the amounts at stake in the litigation. The Fund will likely be required to expend significant resources responding to any litigation or regulatory action related to it. Moreover the Master Fund may be obligated to indemnify an Underlying Fund, other counterparties, and any of their respective principals and affiliates under the various agreements entered into with such parties against certain liabilities they may incur in connection with their relationship with the Master Fund. The Feeder Fund also indemnifies its officers and directors, as well as Ironwood and its affiliates pursuant to the LLC Agreement. See also “Certain Risk Factors— Indemnification of Underlying Advisers” below.

An Underlying Adviser might accumulate substantial positions in the securities of a specific company and engage in a proxy fight, become involved in litigation or attempt to gain control of a company. Under such circumstances, an Underlying Adviser and/or an Underlying Fund conceivably could be named as a defendant in a lawsuit or regulatory action.

There have been a number of widely reported instances of violations of securities laws through the misuse of confidential information, diverting or absconding with hedge fund assets, falsely reporting hedge fund values and performance, and other violations of the securities laws. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Investigations and enforcement proceedings are ongoing and it is possible that hedge funds may be charged with involvement in such violations. If that were the case, the performance records of the hedge funds would be misleading. Furthermore, if an Underlying Fund has engaged in such violations, the Fund could be exposed to losses.

Reliance on Key Individuals [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Key Individuals.

Ironwood relies on the services of certain key individuals and certain Underlying Funds rely on the services of a limited number of persons. The loss of the services of such key personnel could have a material adverse impact on the Feeder Fund.

Impact of Ironwood’s Scale on Fund Operations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Impact of Ironwood’s Scale on Fund Operations.

As of July 31, 2023, Ironwood had total assets of approximately $6.6 billion under management. There may be both benefits and disadvantages to the scale and growth of assets under management by Ironwood. Growth in assets may provide greater visibility and commercial leverage for Ironwood when dealing with Underlying Funds and service providers. However, growth in assets may also narrow the scope of investment opportunities otherwise desirable to the Fund or may under certain circumstances result in decreased liquidity with respect to certain investment positions of the Fund. Growth in assets also may require additional resources and infrastructure deployed by Ironwood and other service providers to the Fund. On the other hand, declines in assets may result in untimely dispositions of investments by the Fund, reduce visibility and leverage in the marketplace, and potentially reduce resources for Ironwood.

Large Unitholder Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Large Unitholder Risk.

To the extent a large proportion of Units are held by a small number of Members (or a single Member), the Fund is subject to the risk that these Members will seek to tender Units in large amounts in connection with Offers to repurchase Units. These transactions could adversely affect the ability of the Fund to conduct its investment program. If one or more investors in the Fund initiate significant tenders, it may be necessary to dispose of assets to meet the repurchase request. This can make ordinary portfolio management and rebalancing decisions more complicated to implement, can result in the Fund’s current expenses being allocated over a smaller asset base, which generally results in an increase in the Fund’s expense ratio, and can accelerate the realization of taxable income and cause the Fund to make taxable distributions to Members earlier than the Fund otherwise would have. In addition, under certain circumstances, Members not participating in a tender may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. The impact of these transactions is likely to be greater in highly volatile markets or less liquid markets or when a significant investor purchases, tenders or owns a substantial portion of the Units. Furthermore, it is possible that in response to an Offer, the total amount of Units tendered by a small number of Members (or a single Member) may exceed the number of Units that the Fund has offered to repurchase. If an Offer is oversubscribed by Members, the Fund will repurchase only a pro rata portion of Units tendered by each Member. However, the Fund may determine to (i) accept the additional Units permitted to be accepted pursuant to Rule 13e-4(f)(3) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), (ii) increase the outstanding Units that the Fund is offering to purchase by up to 2% or (iii) extend the Offer, if necessary, and increase the amount of Units that the Fund is offering. If the Fund only repurchases a pro rata portion of Units tendered in connection with an oversubscribed Offer, the unaccepted portion of any tender will not be automatically carried forward or given priority in connection with any future tender offer made by the Fund.

Corporate-Level Income Tax for Failure to Qualify as a RIC [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Corporate-Level Income Tax for Failure to Qualify as a RIC.

To maintain qualification as a RIC under the Code, which is required in order for the Feeder Fund to avoid U.S. federal income tax on the portion of net investment income and net capital gains that it distributes to its Members, the Feeder Fund must meet certain income source, asset diversification and annual distribution requirements. Because the Feeder Fund invests substantially all of its assets, net of reserves maintained for reasonably anticipated expenses, in the Master Fund, if the Master Fund were to fail to qualify as a RIC, the Feeder Fund would likely fail to satisfy the asset diversification requirement and may therefore fail to qualify as a RIC. If the Feeder Fund fails to qualify as a RIC for any reason and becomes or remains subject to corporate-level income tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of distributions. Such a failure would have a material adverse effect on the Feeder Fund’s results of operations and financial conditions, and thus, the Members. See “Material U.S. Federal Income Tax Considerations—Taxation as a RIC.”

Difficulty Paying Required Distributions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Difficulty Paying Required Distributions.

The distribution requirement for a RIC is satisfied if the Feeder Fund distributes to the Members, for each taxable year, an amount equal to at least the sum of (i) 90% of its ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, reduced by deductible expenses and (ii) 90% of its net tax-exempt income. For U.S. federal income tax purposes, the Master Fund will include in income certain amounts that it has not yet received in cash. For example, the Master Fund intends to elect to mark-to-market at the end of each taxable year its shares in the Underlying Funds that are treated as passive foreign investment companies (“PFICs”) or elect to treat such PFICs as “qualified electing funds” (“QEFs”). If the Master Fund were to make a mark-to-market election with respect to a PFIC, the Master Fund would recognize as ordinary income any increase in the value of such interests, and, as ordinary loss any decrease in such value to the extent it does not exceed prior increases included in income. Alternatively, if the Master Fund were to make a QEF election with respect to a PFIC, the Master Fund generally would be required to include annually in income its pro rata share of the ordinary earnings and net capital gain of the PFIC, regardless of whether it actually received any distributions from the PFIC. Losses of a PFIC for which a QEF election has been made will not pass through to the Master Fund. In order to make a QEF election, the Master Fund would be required to obtain certain information from PFICs in which it invests, which in many cases may be difficult to obtain. Under the mark-to-market or the QEF election, the Master Fund may be required to recognize in a year income in excess of the Master Fund’s distributions from the Underlying Funds and such income will nevertheless be subject to the Master Fund’s Annual Distribution Requirement. If the Master Fund is required to make a distribution to its members, including the Feeder Fund, then the Feeder Fund will also be required to make a corresponding distribution to the Members. In addition, transactions of the Master Fund through Partnership Underlying Funds (as defined below) are subject to special tax rules of the Code that may, among other things, accelerate the recognition of income without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs). See “Material U.S. Federal Income Tax Considerations—Taxation as a RIC.”

Taxable Distribution of Units [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Taxable Distribution of Units.

The Feeder Fund maintains an “opt out” dividend reinvestment plan for the Members. As a result, when the Feeder Fund declares a dividend, each Member that has not made a Distribution Election will automatically have their dividends reinvested in additional Units. To the extent Members make a Distribution Election, the Feeder Fund will pay such Member his, her or its Distribution in cash.

Members who receive distributions of Units will be subject to the same U.S. federal, state and local tax consequences as if they received cash distributions, but will not have received cash from the Feeder Fund with which to pay such taxes. If the Feeder Fund makes such a distribution, each of the taxable U.S. Members will be required to treat the total value of the distribution that each such Member receives as a dividend, to the extent of each such Member’s pro rata share of the Feeder Fund’s current and accumulated earnings and profits. With respect to Non-U.S. Members, the Feeder Fund may be required to withhold U.S. federal income tax with respect to dividends, including dividends that are paid in Units. See “Distributions” and “Material U.S. Federal Income Tax Considerations.”

Members May Not Participate in Management [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Members May Not Participate in Management. Members are not entitled to participate in the management of the Feeder Fund or the conduct of its business.
Involuntary Repurchase of Member’s Units [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Involuntary Repurchase of Member’s Units.

Under the limited circumstances listed under “Repurchases of Units—Mandatory Repurchases,” the Feeder Fund may repurchase a Member’s Units without the Member’s consent.

Reliance on Corporate Management and Financial Reporting [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Corporate Management and Financial Reporting.

Certain of the strategies implemented by Underlying Funds rely on the financial information made available by the issuers in which the Underlying Funds place assets. None of Ironwood, the Board, the Underlying Funds or the Underlying Advisers have the ability to independently verify the financial information disseminated by these issuers and are dependent upon the integrity of both the management of these issuers and the financial reporting process in general. Corporate mismanagement, fraud and accounting irregularities can result in both issuer-specific losses and broad market uncertainty.

Underlying Funds Not Registered [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Funds Not Registered.

The Underlying Funds typically are not registered as investment companies under the 1940 Act and, therefore, the Fund is not entitled to the protections of the 1940 Act with respect to the Underlying Funds. For example, the Underlying Funds typically are not required to, and may not, hold custody of their assets in accordance with the requirements of the 1940 Act. As a result, bankruptcy or fraud at institutions, such as brokerage firms, banks or administrators, into whose custody those Underlying Funds have placed their assets, could impair the operational capabilities or the capital position of the Underlying Funds and may, in turn, have an adverse impact on the Feeder Fund. Further, the Underlying Funds in which the Master Fund invests typically are not subject to the disclosure and other investor protection requirements that would be applicable if their securities were registered or publicly traded.

“Soft Dollar” Payments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

“Soft Dollar” Payments.

In selecting brokers, banks and dealers to effect portfolio transactions, certain Underlying Advisers may consider such factors as price, the ability of brokers, banks and dealers to effect transactions, their facilities, reliability and financial responsibility, as well as any products or services provided, or expenses paid, by such brokers, banks and dealers. Products and services may include research items used by the Underlying Advisers in making investment decisions and expenses may include general overhead expenses of such manager. Such “soft dollar” benefits may cause an Underlying Adviser to execute a transaction with a specific broker, bank or dealer even though it may not offer the lowest transaction fees.

Other Accounts Advised by Underlying Advisers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Accounts Advised by Underlying Advisers.

The Underlying Advisers may manage other accounts (including other accounts in which such Underlying Funds may have an interest) which, together with accounts already being managed, could increase the level of competition for the same trades that the relevant Underlying Fund might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security or futures contract at a price indicated by an Underlying Adviser’s strategy.

Sole Principal Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sole Principal Managers.

Some of the Underlying Funds to which the Fund may allocate capital may be managed by Underlying Advisers that have only one principal. If that individual died or became incapacitated, the Fund might sustain losses.

Turnover [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Turnover.

The Master Fund’s activities involve investment in the Underlying Funds, which may invest on the basis of short-term market considerations. The turnover rate within the Underlying Funds may be significant, potentially involving substantial brokerage commissions and fees. The Feeder Fund will have no control over this turnover. As a result of this turnover, it is anticipated that the Feeder Fund’s income and gains, if any, will be primarily derived from ordinary income and short-term capital gains. In addition, the withdrawal of the Master Fund from an Underlying Fund could involve expenses to the Master Fund under the terms of the Master Fund’s investment.

Changes in Underlying Funds and Allocations; Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes in Underlying Funds and Allocations; Allocation Risk

Ironwood may from time to time select new or replacement Underlying Funds and change the percentage of Master Fund assets allocated to each Underlying Fund. These changes will be made in Ironwood’s sole discretion, subject to the Underlying Funds’ liquidity constraints. The Feeder Fund’s success depends to a great extent on Ironwood’s ability to identify and allocate assets successfully among Underlying Funds.

The selection of Underlying Funds by Ironwood and the allocation of the Master Fund’s assets to Underlying Funds could cause the Feeder Fund to lose value or its results to lag relevant benchmarks or other funds with similar investment objectives and strategies. The Feeder Fund could miss attractive investment opportunities by underweighting strategies that subsequently experience significant returns and could lose value by overweighting strategies that subsequently experience significant losses.

Other Trading Strategies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Trading Strategies.

Certain of the Underlying Funds may employ strategies for which no specific “risk factors” are provided. Nevertheless, such strategies should be considered to be speculative, volatile, and, in general, no less risky than other strategies more fully described herein.

Inability to Vote or Exercise Control [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inability to Vote or Exercise Control.

The Master Fund often elects to hold non-voting securities in Underlying Funds or waive the right to vote in respect of an Underlying Fund. In such cases, the Master Fund will not be able to vote on matters that require the approval of the interest holders of the Underlying Fund, including matters adverse to the Members. The Master Fund does not intend to acquire a sufficient percentage of the economic units in any Underlying Fund to cause the Master Fund to control the Underlying Fund. Applicable securities and banking rules and interpretations may limit the percentage of voting or non-voting securities of any Underlying Fund that may be held by the Master Fund. In any event, the Underlying Funds often do not provide their shareholders or limited partners with an ability to vote except under limited circumstances.

Inability to Invest in Underlying Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inability to Invest in Underlying Funds.

In the event that the Master Fund is able to make investments in Underlying Funds only at certain times, the Feeder Fund and/or the Master Fund may invest any portion of its assets that is not invested in Underlying Funds in money market securities or other liquid assets, pending investment in Underlying Funds. During this time that the Master Fund’s assets are not invested in Underlying Funds, that portion of the Feeder Fund’s assets will not be used to pursue the Feeder Fund’s investment objective.

Indemnification of Underlying Advisers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification of Underlying Advisers.

The Underlying Funds generally indemnify their corresponding Underlying Advisers and their affiliates from any liability, damage, cost or expense arising out of, among other things, certain acts or omissions. The Underlying Advisers often have broad limitations on liability and indemnification rights.

Additional Government or Market Regulation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Additional Government or Market Regulation.

Market disruptions and the dramatic increase in the capital allocated to alternative investment strategies during the past decade have led to increased governmental, as well as self-regulatory, scrutiny of the “hedge fund” and financial services industry in general. Certain legislation requiring greater regulation of the industry, such as the Dodd-Frank Act, enacted in July 2010, is considered periodically by the U.S. Congress, as well as the governing bodies of non-U.S. jurisdictions. Any such laws or regulations could have a material adverse impact on the profit potential of the Fund, as well as require increased transparency as to the identity of the Members. In addition, the SEC proposed amendments in January 2022 and February 2022 that would, among other things, require an increase in the frequency of disclosure of private fund trading activity, require private fund advisers to provide additional reporting to investors and prohibit private fund advisers from providing certain types of preferential treatment to investors. Such proposed amendments could, if enacted as proposed, affect the Underlying Funds, their operations and their strategies and could render certain strategies pursued by the Underlying Funds impractical. In addition, there continues to be evolving regulatory requirements that may impact registered investment companies such as the Fund. It is impossible to predict what, if any, changes in the regulations applicable to the Fund, Ironwood, the Underlying Funds, the Underlying Advisers, the markets in which they trade and invest or the counterparties with which they do business may be instituted in the future.

Market Disruptions; Governmental Intervention [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruptions; Governmental Intervention.

The global financial markets have in the past and in recent years gone through pervasive and fundamental disruptions that have led to extensive and unprecedented governmental intervention. Such intervention was in certain cases implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions.

The Fund may incur major losses in the event of disrupted markets and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. The financing available to the Fund and the Underlying Funds from their respective banks, dealers and other counterparties is typically reduced in disrupted markets. Such a reduction may result in substantial losses to the Fund. Market disruptions may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

Operational and Information Security Risk from Software or Cyber Failures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operational and Information Security Risk from Software or Cyber Failures.

A software or cyber failure refers to both intentional and unintentional events that may cause a business to lose proprietary information, suffer data corruption or lose operational capacity. The Fund and its service providers may be prone to operational and information security risks resulting from software or cyber failures. Cyber failures include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, ransomware attacks, the unauthorized release of confidential information, impersonation or manipulation of authorized users or various other forms of cyber security breaches. Software or cyber failures affecting the Fund, Ironwood, the Fund’s administrators, custodians or other third-party service providers may adversely impact the Fund. For instance, software or cyber failures may interfere with the processing of Unit holder transactions, impact the ability to calculate the value of the Fund’s Units, cause the release of private Unit holder information or other confidential information, impede trading, result in fraudulent or misdirected wire transfers, subject the Fund and its service providers to regulatory fines or financial losses and cause reputational damage. Similar types of risks are also present for other market participants, including the Underlying Funds and Underlying Advisers, which may have material adverse consequences for the Fund, and may cause the Fund’s investment to lose value. In addition, the widespread use of virtual meetings and other technologies in workplaces may increase cyber security risk. The Fund and its service providers may incur additional costs relating to cyber security management and preparations, and such preparations, though taken in good faith, may be inadequate. The scope of the risk from software and cyber failures and related mitigation techniques is difficult to predict and is subject to continuing change.

Alternative Data-Based Investing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Alternative Data-Based Investing.

Investment and market analysis increasingly relies on inputs from so called “alternative data”—a phrase generally referring to information previously not available to professional investors because, for example, the implementing technology is relatively new (e.g., geolocation, equipment sensor, and “scraped” or “aggregated” website data), the information previously was held as proprietary (e.g., credit card processor, payroll, and shipping data), or the information was simply too unwieldy or expensive to manage. Risks associated with alternative data include the possibility of new legal and regulatory frameworks targeting collection, marketing and use of data (particularly relating to cybersecurity and privacy), technological changes that may make data more or less useful, changes in the marketplace for data (which is relatively new and fragmented), etc. For example, nearly all professional investors making regular use of alternative data rely on third-party data sellers or brokers and therefore are exposed to the possibility both that data may become unavailable or that it was improperly or illegally collected or handled, with derivative liability potentially extending to the investor purchasing the data. Insider trading and “fair practice” laws generally are untested in this sector and therefore present risks for alternative data-based investing. Holding sensitive data of any type also increases the risk of an Underlying Adviser being targeted in various ways, e.g., by cyber-attackers, insider theft, government investigation, civil plaintiffs, etc. Additional commercial risks relate to the prospect that investment decisions based on alternative data may be flawed for various reasons, including incomplete, “dirty” or misunderstood data and gaps or flaws in technology used to collect and analyze data. Substantial legal and technical costs may be incurred in responding to any of these risks and developments.

Artificial Intelligence and Machine Driven Investing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Artificial Intelligence and Machine Driven Investing.

As computing technology and data analytics continually advance there has been an increasing trend towards machine driven and artificially intelligent trading systems, particularly providing such systems with increasing levels of autonomy in trading decisions. More recently, advancements in the artificial intelligence sector have rapidly developed. In light of such advancements, regulators are increasingly focused on considering regulations and market restrictions on the artificial intelligence sector. Such regulations may relate to algorithmic and other machine assisted trading strategies, including efforts to require pre-testing of such techniques, to impose automatic volume controls and/or to impose liability for negative or manipulative market impacts of such trading. Such restrictions may also impair the operation of fully autonomous trading systems and technologies, either by design or inadvertently. In addition, such technologies are relatively recent developments and may be subject to one or more undetected errors, defects or security vulnerabilities. Some such errors may only be discovered after a product or service has been used by end customers or after substantial operations in the market place. Any exploitable errors or security vulnerabilities discovered after such products are in wide spread operation could result in substantial loss of revenues or assets, or material liabilities or sanctions. The potential speed of such trading technology may exacerbate the impact of any such flaws, particularly where such flaws are exploited by other artificially intelligent systems and may act to impair or prevent the intervention of a human control.

High Frequency Trading [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Frequency Trading.

There has been an increased regulatory and Congressional focus on the structure of the U.S. equity markets over the last several years, and particularly since the so-called “flash crash” of May 6, 2010. The SEC, FINRA and the national securities exchanges have proposed, adopted or are in the process of implementing several initiatives aimed at addressing the oversight, integrity and resilience of the markets. The Underlying Funds in which the Fund invests may depend on the volume of trading and the integrity of the global capital markets in order to achieve liquidity and generate returns. Trading and clearing volumes are directly affected by economic, political and market conditions, broad trends in business and finance, unforeseen market closures or other disruptions in trading, the level and volatility of interest rates, inflation, changes in price levels of securities and the overall level of investor confidence. In recent years, trading and clearing volumes across the markets have fluctuated significantly depending on market conditions and other factors beyond the Fund’s control. Current initiatives being considered by regulators and governments, such as restrictions on algorithmic (high-frequency) trading, could have a material adverse effect on overall trading and clearing volumes. Declines in trading and clearing volumes may also impact the Underlying Funds’ market share or pricing structures and adversely affect their business and financial condition.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		One Market Plaza
Entity Address, Address Line Two		Steuart Tower
Entity Address, Address Line Three		Suite 2500
Entity Address, City or Town		San Francisco
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94105
Contact Personnel Name		Jonathan Gans
Treasury Securities [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 70,038	$ 0	$ 0	$ 0	$ 0	$ 119,973	$ 50,119,316	$ 60,130,899	$ 124,638,857	$ 74,949,623
Senior Securities Coverage per Unit	[10]			$ 66,721,078					$ 17,847,823	$ 40,704	$ 33,903	$ 14,174	$ 14,282

[1]	While neither the Feeder Fund nor the Distributor impose an initial sales charge, if you buy Units through brokers or dealers or other financial intermediaries, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial intermediary for additional information. Any such transaction or other fee charged by your financial intermediary will be in addition to the subscription price for Units and will not form a part of an investor’s investment in the Feeder Fund. Ironwood or its affiliates may also pay from their own resources additional compensation to brokers or dealers or other eligible intermediaries. See “Subscription for Units.”
[2]	Early Repurchase Fee only applies for redemptions that occur within one year of purchase.
[3]	The Master Fund pays to Ironwood an Advisory Fee at each Fiscal Quarter Closing at a 1.20% annual rate. The Advisory Fee accrues monthly before giving effect to (i) any repurchase payments to be paid in respect of a Repurchase Date that is as of such date, (ii) any distributions to be paid as of such date (including any distributions paid in respect of dividends declared by the Master Fund in the preceding Fiscal Period), or (iii) Advisory Fees, if any, assessed as of such date, and is payable at each Fiscal Quarter Closing.
[4]	The Feeder Fund pays to Ironwood an account servicing fee at each Fiscal Quarter Closing at an annual rate of 0.75%. The Account Servicing Fee accrues monthly before giving effect to (i) any repurchase payments to be paid in respect of a Repurchase Date that is as of such date, (ii) any distributions to be paid as of such date (including any distributions paid in respect of dividends declared by the Feeder Fund in the preceding Fiscal Period), or (iii) Account Servicing Fees as of such date, and is payable at each Fiscal Quarter Closing.
[5]	Reflects the gross amount (prior to application of the provisions of the Expense Limitation Agreement) of all expected ordinary operating expenses of the Fund other than taxes, any extraordinary expenses of the Fund, any Acquired Fund Fees and Expenses, the Advisory Fee and the Account Servicing Fee.
[6]	The Feeder Fund bears a share of the Master Fund’s expenses, which includes the Master Fund’s pro rata share of the expenses of the Underlying Funds. “Acquired Fund Fees and Expenses” refers to the fees and expenses of the Underlying Funds borne by the Master Fund. The Master Fund specifically bears: (i) management fees charged by each Underlying Fund and payable to the associated Underlying Adviser calculated as a percentage of between 0% to 3.5% of the average net asset value of the Master Fund’s investment, (ii) performance-based fees or allocations paid or allocated by each Underlying Fund to the associated Underlying Adviser (or its affiliates) in an amount equal to between 0% to 40% of the net capital appreciation in the Master Fund’s investment in such Underlying Fund during a particular calendar year or other measurement period, and (iii) various additional expenses of each Underlying Fund (including, without limitation, administration fees, custody and prime brokerage fees, brokerage commissions related to transactions, directors’ fees and costs of making investment). The amounts described above are calculated based on the Feeder Fund’s pro rata share of the Master Fund’s interest and other expenses and fees and expenses of the Underlying Funds in which the Master Fund invested during the Fiscal Year ended April 30, 2023. This figure is based on the level of assets that were invested in each of the Underlying Funds as well as on the fees and expenses, including incentive fees or allocations (“Performance Compensation”) paid to each Underlying Fund during its most recent Fiscal Year. It should be noted that such historic fees (including Performance Compensation) may fluctuate over time and may be substantially higher or lower with respect to future periods. The Acquired Fund Fees and Expenses are not collected by or paid to Ironwood or the Fund. The Acquired Fund Fees and Expenses are paid to, assessed and collected by the Underlying Advisers of those Underlying Funds in which the Fund invests and are common to hedge fund investors generally. The Acquired Fund Fees and Expenses include interest expense, dividend expense, and other expenses associated with the trading strategies of the Underlying Funds. Acquired Fund Fees and Expenses are reflected in the net performance reported by Underlying Funds.
[7]	Pursuant to the Expense Limitation Agreement, Ironwood has contractually agreed to waive advisory fees payable to Ironwood by the Master Fund and/or reimburse the Master Fund’s expenses to the extent necessary to ensure that the Master Fund’s monthly expenses (excluding taxes, brokerage commissions, custody fees, interest expense (including loan commitment fees) incurred in connection with the Master Fund’s credit facilities, other transaction-related expenses, any extraordinary expenses of the Master Fund, any Acquired Fund Fees and Expenses and the Advisory Fee) will not exceed 0.020833% (0.25% per annum) of the Master Fund’s net assets as of each Fiscal Period Closing during the term of the Expense Limitation Agreement, before giving effect to (i) any repurchase payments to be paid in respect of a Repurchase Date that is as of such date, (ii) any distributions to be paid as of such date (including any distributions paid in respect of dividends declared by the Master Fund in the preceding Fiscal Period), or (iii) Advisory Fees as of such date. The Master Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by Ironwood, any expenses in excess of the Master Fund Expense Limitation and repay Ironwood such amounts; provided that the Master Fund is able to effect such reimbursement and remain in compliance with the Master Fund Expense Limitation disclosed in the then-effective Prospectus. For the avoidance of doubt, the Master Fund will make such a repayment to Ironwood only if, in doing so, it remains in compliance with the Master Fund Expense Limitation as if then in effect at the same level as when the relevant expenses were waived. In addition, under the Expense Limitation Agreement, Ironwood has contractually agreed to reimburse the Feeder Fund’s expenses to the extent necessary to ensure that the Feeder Fund’s monthly expenses (including the Feeder Fund’s pro rata share of the Master Fund’s monthly expenses but excluding taxes, brokerage commissions, other transaction-related expenses, any extraordinary expenses of the Feeder Fund, the Account Servicing Fees payable by the Feeder Fund) will not exceed 0.020833% (0.25% per annum) of the Feeder Fund’s net assets as of each Fiscal Period Closing during the term of the Expense Limitation Agreement, before giving effect to (i) any repurchase payments to be paid in respect of a Repurchase Date that is as of such date, (ii) any distributions to be paid as of such date (including any distributions paid in respect of dividends declared by the Feeder Fund in the preceding Fiscal Period), or (iii) Account Servicing Fees assessed on the Feeder Fund as of such date. The Feeder Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by Ironwood, any expenses in excess of the Feeder Fund Expense Limitation and repay Ironwood such amounts; provided that the Feeder Fund is able to effect such reimbursement and remain in compliance with the Feeder Fund Expense Limitation disclosed in the then-effective Prospectus. For the avoidance of doubt, the Feeder Fund will make such a repayment to Ironwood only if, in doing so, it remains in compliance with the Feeder Fund Expense Limitation as if then in effect at the same level as when the relevant expenses were waived. For the year ended April 30, 2023, no previously waived expenses of the Feeder Fund were reimbursed and there were no amounts subject to potential future reimbursement to Ironwood. The Expense Limitation Agreement will be automatically renewed for the period September 1 through August 31 of each calendar year, unless Ironwood provides written notice to the Master Fund and the Feeder Fund of the termination of the Expense Limitation Agreement at least 90 calendar days prior to the end of the then-current term. Estimated fee waivers and expense reimbursements or recoupments are shown at 0.00% (i.e., with no waivers, reimbursements or recoupments). In prior years, there were both reimbursements (made to the Fund) and recoupments (paid by the Fund to Ironwood), but those are not expected to be material at current Fund asset levels so are no longer shown here.
[8]	Each of the above disclosed expenses other than the Acquired Fund Fees and Expenses are based on figures from the Fund’s most recent annual report for the period ended April 30, 2023. The total net annual expenses shown is different from the ratio of expenses to average net assets of the Fund under the heading “Financial Highlights” because the Financial Highlights section includes only actual operating expenses of the Fund, without Acquired Fund Fees and Expenses.
[9]	This Example assumes the application of the 12.97% expense ratio, with all fees and expenses (including the Acquired Fund Fees and Expenses) assumed to have been accrued on a monthly basis as of the last calendar day of each month, reducing the net asset value per Unit.
[10]	Calculated by subtracting the Master Fund’s liabilities and indebtedness not represented by senior securities from the Master Fund’s total assets, dividing the result by the aggregate amount of the Master Fund’s senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.